As filed with the Securities and Exchange Commission on January 31, 2006

                                                Securities Act File No. 33-94206
                                        Investment Company Act File No. 811-9064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|
      Pre-Effective Amendment No.                                            |_|
      Post-Effective Amendment No. 14                                        |X|
            and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|
      Amendment No. 15                                                       |X|

(Check appropriate box or boxes.)

                       CADRE INSTITUTIONAL INVESTORS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                            PFM Asset Management LLC
                            Airport Corporate Center
                         One Corporate Drive, Suite 101
                             Bohemia, New York 11716
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)



                                 (631) 467-0200
              (Registrant's Telephone Number, Including Area Code)

                                Debbie Goodnight
                       Cadre Institutional Investors Trust
                          c/o PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101
--------------------------------------------------------------------------------
                     (Name and address of Agent for Service)


                                    Copy to:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

            (Approximate Date of Proposed Public Offering)
  As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
      |_|   immediately upon filing pursuant to paragraph (b)
      |X|   on January 31, 2006 pursuant to paragraph (b)
      |_|   60 days after filing pursuant to paragraph (a)
      |_|   on (date) pursuant to paragraph (a) of rule 485
      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:
      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


January 31, 2006


--------------------------------------------------------------------------------

Cadre Liquid Asset Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the Fund.................................................................1

Fund Performance...............................................................2

Investor Expenses..............................................................3

Investment Objective and Policies..............................................4

Management Arrangements........................................................6

How to Buy Shares..............................................................7

How to Redeem Shares...........................................................9

Exchange Privilege............................................................11

Net Asset Value...............................................................12

Dividends and Distributions...................................................13

Taxes.........................................................................13

Additional Information........................................................14

Financial Highlights..........................................................16

                                 ABOUT THE FUND

Investment Goals. Cadre Liquid Asset Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

Principal Investment Strategies. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The Portfolio is a diversified portfolio that invests in the following types of money market instruments:

      -     U.S. Government Obligations

      -     Bank Obligations

      -     Commercial Paper

      -     Repurchase Agreements

      -     Floating-Rate and Variable-Rate Obligations


Principal Risks. A decline in short-term interest rates may reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

One or more substantial redemptions of the Fund's shares by a major shareholder of the Fund, or of shares of the Portfolio in which the Fund invests by another shareholder of that Portfolio, within a short period of time could require the Investment Adviser to liquidate positions held by the Portfolio more rapidly than would otherwise be desirable, which could adversely affect the Fund's return.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied from year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

[The following table was represented as a bar chart in the printed material.]


      --------------------------------------------------------------------
      2000                                                           6.02%
      --------------------------------------------------------------------
      2001                                                           3.63%
      --------------------------------------------------------------------
      2002                                                           1.26%
      --------------------------------------------------------------------
      2003                                                           0.60%
      --------------------------------------------------------------------
      2004                                                           0.77%
      --------------------------------------------------------------------
      2005                                                           2.62%
      --------------------------------------------------------------------


Highest and Lowest Quarterly Performance
(During the Period Shown Above)

Highest Quarter Return      Lowest Quarter Return
----------------------      ---------------------
1.56% (3Q 2000)             0.11% (1Q 2004)


Average Annual Total Return as of 12/31/05

Fund/Index                  1 Year       5 Years       Life of Fund (5-3-99)
----------                  ------       -------       ------------------------
Cadre Liquid Asset Fund -   2.62%        1.77%         2.71%
Money Market Series

Merrill Lynch 3-Month
Treasury Bill Index         3.07%        2.34%         3.19%

Note: The Merrill Lynch 3-Month Treasury Bill Index (the "Index") is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's returns which are inclusive of expenses and are presented as a net rate.


For the Fund's current 7-day yield information, call 1-800-221-4524.

                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the fiscal year ended September 30, 2005.


Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None
Exchange Fee...............................................................None

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets)
(As A Percentage Of Average Net Assets)


Management Fees(1)........................................................0.32%
Distribution (12b-1) Fees.................................................None
Other Expenses(2).........................................................0.30%
Total Annual Fund Operating Expenses......................................0.62%


----------

(1) Includes the investment advisory fee of the Portfolio and the administration fee and transfer agent fee of the Fund.


(2) Includes the Fund's expenses of the Fund other than the administration and transfer agent fees and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.


Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as set forth in the preceding table. Although actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 Year    3 Years    5 Years      10 Years
                 ------    -------    -------      --------
                  $64       $199       $347          $776

                        INVESTMENT OBJECTIVE AND POLICIES


Investment Objective. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity. As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.


Investment Policies. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.


Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.


The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

Types Of Investments. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. Government Obligations--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Bank Obligations--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Commercial Paper--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligations other than commercial paper.

Repurchase Agreements--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

Letters Of Credit--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Floating-Rate And Variable-Rate Obligations--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

When-Issued And Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


Borrowings. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may temporarily borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

Investment Restrictions. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

Portfolio Holdings. A description of the Trust's policy concerning the disclosure of portfolio holdings information is set forth in the Trust's Statement of Additional Information.

                             MANAGEMENT ARRANGEMENTS


Board of Trustees. The business and affairs of the Fund are managed under the direction and supervision of the Board.

Investment Adviser. The Investment Adviser, PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is under common ownership with Public Financial Management, Inc. ("Public Financial Management").

In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. The Investment Adviser had more than $24.4 billion in discretionary funds under management as of December 31, 2005.

For the fiscal year ended September 30, 2005, the Portfolio paid a monthly investment advisory fee which was computed at 0.08% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

A discussion regarding the basis for the Board's approval of the investment advisory agreement between the Trust and the Investment Adviser will be included in the Fund's semi-annual report to shareholders for the period ending March 31, 2006.


The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

Administrator. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:


      0.19% on the first $250 million of average daily net assets
      0.165% on the next $750 million of average daily net assets
      0.14% on average daily net assets in excess of $1 billion

Custodian. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use sub-custodians.


Distributor. PFM Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer and member of the NASD that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.


Transfer Agent. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.


Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm of the Trust and is responsible for auditing the annual financial statements of the Fund.


                                HOW TO BUY SHARES

General Information. Shares of the Fund may be purchased on any business day through the Distributor.


All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received on a timely basis and the Shareholder notifies the Administrator prior to 4:00 p.m. Eastern Time by calling 1-800-221-4524, (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern Time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day purchase requests. All purchases requests received after that time will be processed the next business day.

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its Custodian (generally, one business day after your check is received).


To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:


                  PFM Asset Management LLC
                  Airport Corporate Center
                  One Corporate Drive, Suite 101
                  Bohemia, New York 11716
                  Attn: Client Services

Upon approval of the new account application, an account number will be provided within one business day. To obtain a new account application, please call 1-800-221-4524 (select option 4).


For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

Purchase By Federal Funds Wire. Shares may be purchased by wiring federal funds to the Custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser.

Purchase payments should be wired to:

      Cadre Liquid Asset Fund - Money Market Series
      US Bank NA
      Minneapolis, MN
      ABA # 091 000 022
      Cr. Acct #170225034835
      Further Credit (Entity Name):___________________________
      Fund Account #: ___________________________


Purchase By Check. Shares may also be purchased by sending a check to the Custodian at the address below. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Liquid Asset Fund - Money Market Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:


                  US Bank
                  Bank by Mail
                  P O BOX 1950
                  St. Paul, MN  55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                  Ms. Cindy Procai, EPMNWS41
                  US Bank
                  60 Livingston Avenue
                  St. Paul, MN 55107


Endorse back of checks 'For Deposit Only' to 'Cadre Liquid Asset Fund - Money Market Series, 1702-2503-4835' for 'Entity Name' & 'Cadre Liquid Asset Fund - Money Market Series Account #'. You should notify the Fund to report your check purchase for proper credit only at www.ciitfunds.com, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 631-580-8806.

Purchase Via Internet-Based Information Service. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

      PFM Asset Management LLC
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, New York 11716
      Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at 1-800-221-4524 (select option 7).


Minimum Initial And Subsequent Investment Amounts. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

Shareholder Accounts. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

Sub-Account Services. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.


General Information. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern Time, are effected at the net asset value per share computed at 4:00 p.m., Eastern Time, that day. Redemption requests received after 2:00 p.m., Eastern Time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day redemption requests. All redemption requests received after that time will be processed the next business day.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).


The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.


Telephone Redemption Procedures. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern Time, or before the closing of the U.S. government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

Written Redemption Requests. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:


                  PFM Asset Management LLC
                  Airport Corporate Center
                  One Corporate Drive, Suite 101
                  Bohemia, New York 11716
                  Attn: Funds Transfer Department


Check Redemption Privilege. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Standard stock checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by a check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time. Information regarding additional cash management services, including a description of services and fees, can be provided by the Administrator upon request.


Redemption Requests Via Compass. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

      PFM Asset Management LLC
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, New York 11716
      Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at 1-800-221-4524 (select option 7).


                               EXCHANGE PRIVILEGE


You may exchange shares of the Fund for shares of Cadre Reserve Fund - Money Market Series (another series of the Trust) based upon the net asset values per share of each respective fund at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).


All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

Telephone Exchange Procedures. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern Time, or as of the closing time of the U.S. government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.


Internet Exchange Procedures. Shares may also be exchanged on Compass at www.ciitfunds.com. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE


Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. Eastern Time. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES


Taxation Of The Fund. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. If so qualified, the Fund will pay Federal income taxes on net investment income and net realized capital gains it distributes.


Federal Taxation Of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State and Local Taxes. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.

                             ADDITIONAL INFORMATION


Organization. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has seven series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's Independent Registered Public Accounting Firm when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

Information Concerning Investment Structure. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses and the market value of securities may vary depending on market rates.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.


Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be out voted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors may offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

Frequent Purchases and Redemptions of Fund Shares. The Board has determined not to adopt a policy regarding the frequent purchase and sale of Fund shares because the Portfolio invests exclusively in money market instruments which are not attractive to market timers.

                              FINANCIAL HIGHLIGHTS


The Financial Highlights Table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund, for the period stated, assuming reinvestment of all dividends and distributions. The financial highlights for the Fund's fiscal year ended September 30, 2005 have been audited by Ernst & Young LLP, and the financial highlights for the Fund's fiscal years ended September 30, 2004, 2003, 2002 and 2001 were audited by other auditors.

Cadre Liquid Asset Fund - Money Market Series
Financial Highlights

                                                                 For the Year Ended September 30,
For a share outstanding                   ---------------------------------------------------------------------------
throughout the period                            2005            2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
Income from Investment Operations
   Net investment income                        0.020           0.006           0.008           0.016           0.046
Less Dividends
   Dividends from net investment income        (0.020)         (0.006)         (0.008)         (0.016)         (0.046)
                                          ---------------------------------------------------------------------------
Net asset value, end of period            $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
---------------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                     2.07%           0.56%           0.74%           1.55%           4.61%
Net assets, end of period (000's)         $    60,279     $    28,503     $    25,984     $    27,623     $    36,036

Ratio to average net assets:
   Net investment income                         2.11%           0.58%           0.75%           1.60%           4.58%
   Operating expenses including
      reimbursement/waiver/recoupement           0.62%           0.64%           0.62%           0.59%           0.66%
   Operating expenses excluding
      reimbursement/waiver/recoupement           0.62%           0.64%           0.62%           0.59%           0.50%
---------------------------------------------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's SAI. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                            Airport Corporate Center
                         One Corporate Drive, Suite 101
                             Bohemia, New York 11716


                                   DISTRIBUTOR
                           PFM Fund Distributors, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                                    CUSTODIAN
                         U.S. Bank National Association
                              60 Livingston Avenue
                            St. Paul, Minnesota 55107

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                         Two Commerce Square, Suite 4000
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103


                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available, at no cost, on the Fund's internet site at www.ciitfunds.com. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (the "SEC") in the SAI dated January 31, 2006. The SAI is incorporated herein by reference and is available without charge on the Fund's internet site at www.ciitfunds.com or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-9064

CADRE RESERVE FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


January 31, 2006


--------------------------------------------------------------------------------

Cadre Reserve Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. The minimum initial investment in the Fund is $1 million. Investors must maintain a minimum share account balance of $1 million.

--------------------------------------------------------------------------------


NEITER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                    CADRE RESERVE FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the Fund.................................................................1

Fund Performance...............................................................2

Investor Expenses..............................................................3

Investment Objective and Policies..............................................4

Management Arrangements........................................................6

How to Buy Shares..............................................................8

How to Redeem Shares..........................................................10

Exchange Privilege............................................................11

Net Asset Value...............................................................12

Dividends and Distributions...................................................13

Taxes.........................................................................13

Additional Information........................................................14

Financial Highlights..........................................................16

                                 ABOUT THE FUND

Investment Goals. Cadre Reserve Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

Principal Investment Strategies. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The Portfolio is a diversified portfolio that invests in the following types of money market instruments:

      -     U.S. Government Obligations

      -     Bank Obligations

      -     Commercial Paper

      -     Repurchase Agreements

      -     Floating-Rate and Variable-Rate Obligations


Principal Risks. A decline in short-term interest rates may reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

One or more substantial redemptions of the Fund's shares by a major shareholder of the Fund, or of shares of the Portfolio in which the Fund invests by another shareholder of that Portfolio, within a short period of time could require the Investment Adviser to liquidate positions held by the Portfolio more rapidly than would otherwise be desirable, which could adversely affect the Fund's return.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

[The following table was represented as a bar chart in the printed material.]


      --------------------------------------------------------------------
      2000                                                           6.35%
      --------------------------------------------------------------------
      2001                                                           4.03%
      --------------------------------------------------------------------
      2002                                                           1.59%
      --------------------------------------------------------------------
      2003                                                           0.93%
      --------------------------------------------------------------------
      2004                                                           1.13%
      --------------------------------------------------------------------
      2005                                                           2.95%
      --------------------------------------------------------------------


Highest and Lowest Quarterly Performance (During the Period Shown Above)

Highest Quarter Return      Lowest Quarter Return
----------------------      ---------------------
1.63% (4Q 2000)             0.20% (3Q 2003)


Average Annual Total Returns as of 12/31/05

Fund/Index                  1 Year       5 Years       Life of Fund (5-19-99)
----------                  ------       -------       ----------------------
Cadre Reserve Fund -        2.95%        2.12%         3.04%
Money Market Series

Merrill Lynch 3-Month
Treasury Bill Index         3.07%        2.34%         3.16%

Note: The Merrill Lynch 3-Month Treasury Bill Index (the "Index") is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's returns which are inclusive of expenses and are presented as a net rate.


For the Fund's yield information, call 1-800-221-4524.

                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the fiscal year ended September 30, 2005.


Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None
Exchange Fee...............................................................None

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)


Management Fees (1)........................................................0.23%
Distribution (12b-1) Fees..................................................None
Other Expenses (2).........................................................0.06%
Total Annual Fund Operating Expenses (before reimbursement and/or waiver)..0.29%
Reimbursement and/or waiver of Fund Expenses (3)...........................0.00%
Total Annual Fund Operating Expenses (after reimbursement and/or waiver)...0.29%


----------
(1) Includes investment advisory fee of the Portfolio and the administration fee and transfer agent fee of the Fund.


(2) Includes the Fund's expenses of the Fund other than the administration and transfer agent fees and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires the Investment Adviser to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses, but excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses of the Fund) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.30% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust (the "Board"). Excess expenses paid or absorbed by the Investment Adviser are carried forward and may be repaid by the Fund for up to three years in the future, but only if the repayment does not cause the expense limitation to be exceeded.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as set forth in the preceding table. Although actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year         3 Years      5 Years           10 Years
            ------         -------      -------           --------
             $30             $93         $163               $369


                        INVESTMENT OBJECTIVE AND POLICIES


Investment Objective. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity. As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.


Investment Policies. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.


Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.


The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

Types Of Investments. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. Government Obligations--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Bank Obligations--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Commercial Paper--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligation other than commercial paper.

Repurchase Agreements--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

Letters Of Credit--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Floating-Rate And Variable-Rate Obligations--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

When-Issued And Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


Borrowings. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow temporarily money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.


Investment Restrictions. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

Portfolio Holdings. A description of the Trust's policy concerning the disclosure of portfolio holdings information is set forth in the Trust's Statement of Additional Information (the "SAI").

                             MANAGEMENT ARRANGEMENTS


Board Of Trustees. The business and affairs of the Fund are managed under the direction and supervision of the Board.

Investment Adviser. The Investment Adviser, PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is under common ownership with Public Financial Management , Inc. ("Public Financial Management").

In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. The Investment Adviser had more than $24.4 billion in discretionary funds under management as of December 31, 2005.

For the fiscal year ended September 30, 2005, the Portfolio paid a monthly investment advisory fee which was computed at 0.08% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

A discussion regarding the basis for the Board's approval of the investment advisory agreement between the Trust and the Investment Adviser will be included in the Fund's semi-annual report to shareholders for the period ending March 31, 2006.


The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.


Administrator. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:


            0.10% on the first $250 million of average daily net assets 0.075% on the next $750 million of average daily net assets 0.05% on average daily net assets in excess of $1 billion


Under the Administration Agreement, the Investment Adviser has agreed to pay or absorb certain operating expenses of the Fund. The Administration Agreement and its terms is further described in the SAI.

Custodian. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

Distributor. PFM Fund Distributors, Inc., (the "Distributor") a registered broker-dealer and member of the NASD that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.


Transfer Agent. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.


Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm of the Trust and is responsible for auditing the annual financial statements of the Fund.

                                HOW TO BUY SHARES

General Information. Shares of the Fund may be purchased on any business day through the Distributor.


All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received on a timely basis and the shareholder notifies the Administrator prior to 4:00 p.m. Eastern Time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern Time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day purchase requests. All purchases requests received after that time will be processed the next business day.

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its Custodian (generally, one business day after your check is received).


To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:


            PFM Asset Management LLC
            Airport Corporate Center
            One Corporate Drive, Suite 101
            Bohemia, New York 11716
            Attn: Client Services

Upon approval of the new account application, an account number will be provided within one business day. To obtain a new account application, please call 1-800-221-4524 (select option 4).


For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).


Purchase By Federal Funds Wire. Shares may be purchased by wiring federal funds to the Custodian. The Fund does not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser.

Purchase payments should be wired to:

            Cadre Reserve Fund - Money Market Series
            US Bank NA
            Minneapolis, MN
            ABA # 091 000 022
            Cr. Acct # 104755879194
            Further Credit (Entity Name): ______________________
            Fund Account #: _________________________________


Purchase By Check. Shares may also be purchased by sending a check to the Custodian at the address below. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Reserve Fund - Money Market Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:


            US Bank
            Bank by Mail
            P O BOX 1950
            St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

            Ms. Cindy Procai, EPMNWS41
            US Bank
            60 Livingston Avenue
            St. Paul, MN 55107


Endorse back of checks 'For Deposit Only' to 'Cadre Reserve Fund - Money Market Series, 1047-5587-9194' for 'Entity Name' & 'Cadre Reserve Fund - Money Market Series Account #'. You should notify the Fund to report your check purchase for proper credit only at www.ciitfunds.com, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

Purchase Via Internet-Based Information Service. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

            PFM Asset Management LLC
            Airport Corporate Center
            One Corporate Drive, Suite 101
            Bohemia, New York 11716
            Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at 1-800-221-4524 (select option 7).


Minimum Initial and Subsequent Investment Amounts. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. Accounts with balances of less than $1 million as a result of redemptions are subject to redemption at the option of the Fund. You will be given 60 days' written notice if the Fund intends to close your account.

Shareholder Accounts. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

Sub-Account Services. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary form.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.


General Information. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern Time, are effected at the net asset value per share computed at 4:00 p.m., Eastern Time, that day. Redemption requests received after 2:00 p.m., Eastern Time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day redemption requests. All redemption requests received after that time will be processed the next business day.


For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).


The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

Telephone Redemption Procedures. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern Time, or before the closing of the U.S. government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

Written Redemption Requests. You may redeem shares by sending a written redemption request. The request must include the complete account name, number and address and the amount of the redemption and must be signed by each person shown on the account application as an authorized signatory of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:


            PFM Asset Management LLC
            Airport Corporate Center
            One Corporate Drive, Suite 101
            Bohemia, New York 11716
            Attn: Funds Transfer Department

Redemption Requests Via Compass. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

            PFM Asset Management LLC
            Airport Corporate Center
            One Corporate Drive, Suite 101
            Bohemia, New York 11716
            Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at 1-800-221-4524 (select option 7).


                               EXCHANGE PRIVILEGE


You may exchange shares of the Fund for shares of Cadre Liquid Asset Fund - Money Market Series (another series of the Trust) based upon the net asset values per share of each respective fund at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


Telephone Exchange Procedures. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern Time, or as of the closing time of the U.S. government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.


Internet Exchange Procedures. Shares may also be exchanged on Compass at www.ciitfunds.com. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE


Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. Eastern Time. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.



                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES


Taxation Of The Fund. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. If so qualified, the Fund will pay Federal income taxes on net investment income and net realized capital gains it distributes.


Federal Taxation Of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State and Local Taxes. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.

                             ADDITIONAL INFORMATION


Organization. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has seven series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's Independent Registered Public Accounting Firm when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

Information Concerning Investment Structure. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses and market value of securities may vary depending on market rates.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted on regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors may offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.


Frequent Purchases and Redemptions of Fund Shares. The Board has determined not to adopt a policy regarding the frequent purchase and sale of Fund shares because the Portfolio invests exclusively in money market instruments which are not attractive to market timers.

                              FINANCIAL HIGHLIGHTS


The Financial Highlights Table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund for the period stated, assuming reinvestment of all dividends and distributions. The financial highlights for the Fund's fiscal year ended September 30, 2005 have been audited by Ernst & Young LLP, and the financial highlights for the Fund's fiscal years ended September 30, 2004, 2003, 2002 and 2001 were audited by other auditors.

Cadre Reserve Fund - Money Market Series
Financial Highlights

                                                                  For the Year Ended September 30,
For a share outstanding                   --------------------------------------------------------------------------------
throughout the period                             2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $      1.000     $      1.000     $      1.000     $      1.000     $      1.000
Income from Investment Operations
   Net investment income                         0.024            0.009            0.011            0.018            0.049
Less Dividends
   Dividends from net investment income         (0.024)          (0.009)          (0.011)          (0.018)          (0.049)
                                          --------------------------------------------------------------------------------
Net asset value, end of period            $      1.000     $      1.000     $      1.000     $      1.000     $      1.000
--------------------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                      2.41%            0.91%            1.09%            1.86%            5.07%
Net assets, end of period (000's)         $    110,374     $     83,066     $    100,636     $    176,071     $    207,359

Ratio to average net assets:
   Net investment income                          2.51%            0.89%            1.10%            1.84%            4.91%
   Operating expenses including
      reimbursement/waiver/recoupement            0.29%            0.30%            0.28%            0.30%            0.24%
   Operating expenses excluding
      reimbursement/waiver/recoupement            0.29%            0.32%            0.26%            0.26%            0.27%
--------------------------------------------------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's SAI. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                            Airport Corporate Center
                         One Corporate Drive, Suite 101
                             Bohemia, New York 11716


                                   DISTRIBUTOR
                           PFM Fund Distributors, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                                    CUSTODIAN
                         U.S. Bank National Association
                              60 Livingston Avenue
                            St. Paul, Minnesota 55107

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                         Two Commerce Square, Suite 4000
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103


                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available, at no cost, on the Fund's internet site at www.ciitfunds.com. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (the "SEC") in the SAI dated January 31, 2006. The SAI is incorporated herein by reference and is available without charge on the Fund's internet site at www.ciitfunds.com or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-9064

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


January 31, 2006


--------------------------------------------------------------------------------

Cadre Reserve Fund - U.S. Government Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. The minimum initial investment in the Fund is $1 million. Investors must maintain a minimum share account balance of $1 million.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADAQUECY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the Fund.................................................................1

Fund Performance...............................................................2

Investor Expenses..............................................................3

Investment Objective and Policies..............................................4

Management Arrangements........................................................6

How to Buy Shares..............................................................6

How to Redeem Shares...........................................................8

Exchange Privilege............................................................10

Net Asset Value...............................................................11

Dividends and Distributions...................................................11

Taxes.........................................................................12

Additional Information........................................................14

Financial Highlights..........................................................16

                                 ABOUT THE FUND

Investment Goals. Cadre Reserve Fund - U.S. Government Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

Principal Investment Strategies. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.


Principal Risks. A decline in short-term interest rates may reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

One or more substantial redemptions of the Fund's shares by a major shareholder of the Fund, or of shares of the Portfolio in which the Fund invests by another shareholder of that Portfolio, within a short period of time could require the Investment Adviser to liquidate positions held by the Portfolio more rapidly than would otherwise be desirable, which could adversely affect the Fund's return.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

[The following table was represented as a bar chart in the printed material.]


      --------------------------------------------------------------------
      2000                                                           6.26%
      --------------------------------------------------------------------
      2001                                                           4.01%
      --------------------------------------------------------------------
      2002                                                           1.55%
      --------------------------------------------------------------------
      2003                                                           0.86%
      --------------------------------------------------------------------
      2004                                                           1.12%
      --------------------------------------------------------------------
      2005                                                           2.94%
      --------------------------------------------------------------------


Highest and Lowest Quarterly Performance (During the Period Shown Above)

Highest Quarter Return      Lowest Quarter Return
----------------------      ---------------------
1.61% (3Q 2000)             0.19% (3Q 2003, 4Q 2003)


Average Annual Total Returns as of 12/31/05

Fund/Index                  1 Year       5 Years       Life of Fund (1-5-99)
----------                  ------       -------       ------------------------
Cadre Reserve Fund -        2.94%        2.09%         3.09%
U.S. Government Series

Merrill Lynch 3-Month
Treasury Bill Index         3.07%        2.34%         3.23%


Note: The Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's which are inclusive of expenses and are presented as a net rate.

For the Fund's current 7-day yield information, call 1-800-221-4524.

                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the year ended September 30, 2005.


Shareholder Fees (Fees Paid Directly from your Investment)

Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None
Exchange Fee...............................................................None

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)


Management Fees(1).........................................................0.21%
Distribution (12b-1) Fees..................................................None
Other Expenses(2)..........................................................0.08%
Total Annual Fund Operating Expenses (before reimbursement)................0.29%
Reimbursement by Fund (3)..................................................0.00%
Total Annual Fund Operating Expenses (after reimbursement).................0.29%


--------------------------------------------------------------------------------

(1) Includes investment advisory fee of the Portfolio and administration fee and transfer agent fee of the Fund.


(2) Includes expenses of the Fund other than the administration and transfer agent fees and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires the Investment Adviser to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses, but excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses of the Fund) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.33% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust (the "Board"). Excess expenses paid or absorbed by the Investment Adviser are carried forward and may be repaid by the Fund for up to three years in the future, but only if the repayment does not cause the expense limitation to be exceeded.


Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as set forth in the preceding table. Although actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year        3 Years          5 Years           10 Years
            ------        -------          -------           --------
             $30            $93              $163             $369

                        INVESTMENT OBJECTIVE AND POLICIES


Investment Objective. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity. As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.


Investment Policies. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.


Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board.


The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

Types Of Investments. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. Government Obligations--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Repurchase Agreements--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

Floating-Rate And Variable-Rate Obligations--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

When-Issued And Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


Borrowings. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may temporarily borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.


Investment Restrictions. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

Portfolio Holdings. A description of the Trust's policy concerning the disclosure of portfolio holdings information set forth in the Trust's Statement of Additional Information (the "SAI").

                             MANAGEMENT ARRANGEMENTS


Board Of Trustees. The business and affairs of the Fund are managed under the direction and supervision of the Board.

Investment Adviser. The Investment Adviser, PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is under common ownership with Public Financial Management, Inc. ("Public Financial Management").

In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. The Investment Adviser had more than $24.4 billion in discretionary funds under management as of December 31, 2005.

For the fiscal year ended September 30, 2005, the Portfolio paid a monthly investment advisory fee which was computed at 0.06% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

A discussion regarding the basis for the Board's approval of the investment advisory agreement between the Trust and the Investment Adviser will be included in the Fund's semi-annual report to shareholders for the period ending March 31, 2006.


The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.


Administrator. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:


      0.10% on the first $250 million of average daily net assets
      0.075% on the next $750 million of average daily net assets
      0.05% on average daily net assets in excess of $1 billion


Under the Administration Agreement, the Investment Adviser has agreed to pay or absorb certain operating expenses of the Fund. The Administration Agreement and its terms is further described in the SAI.


Custodian. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.


Distributor. PFM Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer and member of the NASD that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.


Transfer Agent. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.


Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm of the Trust and is responsible for auditing the annual financial statements of the Fund.

                                HOW TO BUY SHARES

General Information. Shares of the Fund may be purchased on any business day through the Distributor.


All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received on a timely basis and the shareholder notifies the Administrator prior to 4:00 p.m. Eastern Time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern Time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day purchase requests. All purchases requests received after that time will be processed the next business day.

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its Custodian (generally, one business day after your check is received).


To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:


                  PFM Asset Management LLC
                  Airport Corporate Center
                  One Corporate Drive, Suite 101
                  Bohemia, New York 11716
                  Attn: Client Services

Upon approval of the new account application, an account number will be provided within one business day. To obtain a new account application, please call 1-800-221-4524 (select option 4).


For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).


Purchase By Federal Funds Wire. Shares may be purchased by wiring federal funds to the Custodian. The Fund does not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:


                  Cadre Reserve Fund - U.S. Government Series
                  US Bank NA
                  Minneapolis, MN
                  ABA # 091 000 022
                  Cr. Acct # 104 755 879103
                  Further Credit (Entity Name): ________________________________
                  Fund Account # ______________________________

Purchase By Check. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Reserve Fund - U.S. Government Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:

                  US Bank
                  Bank by Mail
                  P O BOX 1950
                  St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                  Ms. Cindy Procai, EPMNWS41
                  US Bank
                  60 Livingston Avenue
                  St. Paul, MN 55107


Endorse back of checks 'For Deposit Only' to 'Cadre Reserve Fund - U.S. Government Series, 1047-5587-9103' for 'Entity Name' & 'Cadre Reserve Fund - U.S. Government Series Account #'. You should notify the Fund to report your check purchase for proper credit only at www.ciitfunds.com, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

Purchase Via Internet-Based Information Service. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                  PFM Asset Management LLC
                  Airport Corporate Center
                  One Corporate Drive, Suite 101
                  Bohemia, New York 11716
                  Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at 1-800-221-4524 (select option 7).


Minimum Initial And Subsequent Investment Amounts. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. Accounts with balances of less than $1 million as a result of redemptions are subject to redemption at the option of the Fund. You will be given 60 days' written notice if the Fund intends to close your account.

Shareholder Accounts. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

Sub-Account Services. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.


General Information. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern Time, are effected at the net asset value per share computed at 4:00 p.m., Eastern Time, that day. Redemption requests received after 2:00 p.m., Eastern Time, will be computed based on the next days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day redemption requests. All redemption requests received after that time will be processed the next business day.


For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).


The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

Telephone Redemption Procedures. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern Time, or before the closing of the U.S. government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

Written Redemption Requests. You may redeem shares by sending a written redemption request. The request must include the complete account name, number, address, redemption amount and be signed by each person shown on the account application as an authorized signatory of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:


                  PFM Asset Management LLC
                  Airport Corporate Center
                  One Corporate Drive, Suite 101
                  Bohemia, New York 11716
                  Attn: Funds Transfer Department

Redemption Requests Via Compass. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                  PFM Asset Management LLC
                  Airport Corporate Center
                  One Corporate Drive, Suite 101
                  Bohemia, New York 11716
                  Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at (800) 221-4524 (select option 7).

                               EXCHANGE PRIVILEGE


You may exchange shares of the Fund for shares of Cadre Reserve Fund - Money Market Series or Cadre Liquid Asset Fund - Money Market Series (another series of the Trust) based upon the net asset values per share of each respective fund at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).


All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


Telephone Exchange Procedures. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern Time, or as of the closing time of the U.S. government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.


Internet Exchange Procedures. Shares may also be exchanged on Compass at www.ciitfunds.com. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).

                                 NET ASSET VALUE


Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. Eastern Time. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.




To satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES


Taxation Of The Fund. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. If so qualified, the Fund will pay Federal income taxes on net investment income and net realized capital gains it distributes.


Federal Taxation Of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State and Local Taxes. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.

                             ADDITIONAL INFORMATION


Organization. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has seven series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's Independent Registered Public Accounting Firm when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

Information Concerning Investment Structure. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.


The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses and market value of securities may vary depending on market rates.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors.


The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors may offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

Frequent Purchases and Redemptions of Fund Shares. The Board has determined not to adopt a policy regarding the frequent purchase and sale of Fund shares because the Portfolio invests exclusively in money market instruments which are not attractive to market timers.

                              FINANCIAL HIGHLIGHTS


The Financial Highlights Table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund for the period stated, assuming reinvestment of all dividends and distributions. The financial highlights for the Fund's fiscal year ended September 30, 2005 have been audited by Ernst & Young LLP, and the financial highlights for the Fund's fiscal years ended September 30, 2004, 2003, 2002 and 2001 were audited by other auditors.

Cadre Reserve Fund - U.S. Government Series
Financial Highlights

                                                                     For the Year Ended September 30,
For a share outstanding                   --------------------------------------------------------------------------------
throughout the period                             2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $      1.000     $      1.000     $      1.000     $      1.000     $      1.000
Income from Investment Operations
   Net investment income                         0.024            0.009            0.010            0.018            0.047
Less Dividends
   Dividends from net investment income         (0.024)          (0.009)          (0.010)          (0.018)          (0.047)
                                          --------------------------------------------------------------------------------
Net asset value, end of period            $      1.000     $      1.000     $      1.000     $      1.000     $      1.000
--------------------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                      2.41%            0.89%            1.01%            1.83%            5.04%
Net assets, end of period (000's)         $    145,135     $    133,688     $    179,348     $    123,094     $     96,224

Ratio to average net assets:
   Net investment income                          2.38%            0.87%            0.97%            1.80%            4.71%
   Operating expenses including
      reimbursement/waiver/recoupement            0.29%            0.30%            0.33%            0.33%            0.22%
   Operating expenses excluding
      reimbursement/waiver/recoupement            0.29%            0.29%            0.27%            0.29%            0.31%
--------------------------------------------------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's SAI. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                            Airport Corporate Center
                         One Corporate Drive, Suite 101
                             Bohemia, New York 11716


                                   DISTRIBUTOR
                           PFM Fund Distirbutors, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                                    CUSTODIAN
                         U.S. Bank National Association
                              60 Livingston Avenue
                            St. Paul, Minnesota 55107

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                         Two Commerce Square, Suite 4000
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103


                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, which are available, at no cost, on the Fund's internet site at www.ciitfunds.com. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission (the "SEC") in the SAI dated January 31, 2006. The SAI is incorporated herein by reference and is available without charge on the Fund's internet site at www.ciitfunds.com or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-9064

SWEEPCASH MONEY MARKET FUND
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
EACH, A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


January 31, 2006


--------------------------------------------------------------------------------

SweepCash Money Market Fund and SweepCash U.S. Government Money Market Fund (collectively, the "Funds") are two separate series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Funds are money market funds. The investment objective of each of the Funds is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charges are imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                           SWEEPCASH MONEY MARKET FUND
                   SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
                  SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the SweepCash Money Market Fund..........................................1

About the SweepCash U.S. Government Money Market Fund..........................2

Fund Performance...............................................................2

Investor Expenses..............................................................3

Investment Objective and Policies..............................................4

Management Arrangements........................................................7

How to Buy Shares..............................................................9

How to Redeem Shares..........................................................11

Exchange Privilege............................................................13

Net Asset Value...............................................................14

Dividends and Distributions...................................................14

Taxes.........................................................................15

Distribution Plan.............................................................16

Additional Information........................................................16

                      ABOUT THE SWEEPCASH MONEY MARKET FUND


Investment Goals. The SweepCash Money Market Fund ("Sweep Money Fund") is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.


The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of entities in the financial services industry, including, banks, broker-dealers, savings and loan associations and other financial institutions, providers or payors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.


Principal Investment Strategies. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (together with the U.S. Government Money Market Portfolio, each a "Portfolio"). The Money Market Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Money Market Portfolio's investment adviser.


The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

-     U.S. Government Obligations

-     Bank Obligations

-     Commercial Paper and Short-Term Corporate Debt Instruments

-     Repurchase Agreements

-     Floating-Rate and Variable-Rate Obligations


Principal Risks. A decline in short-term interest rates may reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

One or more substantial redemptions of the Fund's shares by a major shareholder of the Fund, or of shares of the Portfolio in which the Fund invests by another shareholder of that Portfolio, within a short period of time could require the Investment Adviser to liquidate positions held by the Portfolio more rapidly than would otherwise be desirable, which could adversely affect the Fund's return.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

              ABOUT THE SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND


Investment Goals. The SweepCash U.S. Government Money Market Fund ("Sweep U.S. Government Money Fund") is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.


The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of entities in the financial services industry, including, banks, broker-dealers, savings and loan associations and other financial institutions, providers or payors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

Principal Investment Strategies. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio. The U.S. Government Money Market Portfolio has the same investment objective and substantially the same investment policies as Sweep U.S. Government Money Fund. The Investment Adviser is the U.S. Government Money Market Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.


Principal Risks. A decline in short-term interest rates may reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE


Because the Funds have not commenced operations as of January 31, 2006, they do not have performance information to report in this Prospectus.

                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of a Fund. It is based on estimates of expenses for the current year.

Shareholder Fees
(Fees Paid Directly From Your Investment)

                                                          SweepCash       SweepCash U.S. Government
                                                      Money Market Fund       Money Market Fund
                                                      -----------------   -------------------------
Maximum Sales Charge (Load) Imposed on
     Purchases...................................             None                    None

Maximum Deferred Sales Charge (Load).............             None                    None

Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends.........................             None                    None

Redemption Fee...................................             None                    None

Exchange Fee.....................................             None                    None

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets)
(As A Percentage Of Average Net Assets)

Management Fees(1)...............................             0.32%                   0.30%

Distribution (12b-1) Fees........................             0.10%                   0.10%

Other Expenses(2)................................             0.17%                   0.18%

Total Annual Operating Expenses..................             0.59%                   0.58%

----------
(1) Includes investment advisory fee of the applicable Portfolio and the administration fee and transfer agent fee of the applicable Fund.


(2) Includes the expense of each Fund other than that Fund's administration and transfer agent fees, and a Fund's share of the applicable Portfolio's operating expenses other than the advisory fee.

Example

The following Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that a Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           1 Year        3 Years
                                                           ------        -------


SweepCash Money Market Fund...........................      $60           $190


SweepCash U.S. Government Money
 Market Fund..........................................      $59           $186

                        INVESTMENT OBJECTIVE AND POLICIES


Investment Objective. Each Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity. As money market funds, the Funds seek to maintain a stable net asset value of $1.00 per share.

Investment Policies. Sweep Money Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Money Market Portfolio has the same investment objective and substantially the same investment policies as Sweep Money Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper and other debt obligations of corporations; and repurchase agreements with respect to these obligations.

Sweep U.S. Government Money Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio. The U.S. Government Money Market Portfolio has the same investment objective and substantially the same investment policies as Sweep U.S. Government Money Fund. It invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.


The Portfolios each maintain a dollar-weighted average maturity of 90 days or less, and invest only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.


Securities purchased by the Portfolios, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board.


Investments purchased by the Money Market Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Money Market Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolios invest in certain variable-rate and floating-rate securities, but do not invest in any other derivatives.

Types Of Investments. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolios based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolios may invest in the following types of securities:

U.S. Government Obligations--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Bank Obligations (Money Market Portfolio Only)--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Commercial Paper And Short-Term Corporate Debt Instruments (Money Market Portfolio Only)--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Corporate debt securities include non-convertible bonds, notes and debentures that have no more than thirteen months remaining to maturity at the time of purchase by the Portfolio.

Repurchase Agreements--These agreements involve the purchase of a security by a Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. A Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, a Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

Letters Of Credit (Money Market Portfolio Only)--Debt obligations which the Money Market Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Floating-Rate And Variable-Rate Obligations--Debt obligations purchased by a Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give a Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

When-Issued And Delayed Delivery Securities. A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


Borrowings. The Funds and the Portfolios do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may temporarily borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for extraordinary or emergency purposes. Additional investments will not be made by a Fund or a Portfolio while it has any borrowings outstanding.


Investment Restrictions. The Money Market Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. government obligations or to obligations of domestic banks. The Funds and the Portfolios are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objectives of the Funds, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of a Fund's or a Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

Portfolio Holdings. A description of the Trust's policy concerning the disclosure of portfolio holdings information is set forth in the Trust's Statement of Additional Information (the "SAI").

                             MANAGEMENT ARRANGEMENTS


Board Of Trustees. The business and affairs of the Funds are managed under the direction and supervision of the Board.

Investment Adviser. The Investment Adviser, PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is under common ownership with Public Financial Management , Inc. ("Public Financial Management").

In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. The Investment Adviser had more than $24.4 billion in discretionary funds under management as of December 31, 2005.


The Money Market Portfolio pays the Investment Adviser a monthly fee which is computed at the following annual rates:

      0.08% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.07% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.06% on the average daily net assets in excess of $3 billion

The U.S. Government Money Market Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.06% of the U.S. Government Money Market Portfolio's average daily net assets. In consideration of these fees, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolios.

The Investment Adviser manages the assets of the Portfolios in accordance with the each Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolios.


A discussion regarding the basis for the Board's approval of the investment advisory agreement between the Trust and the Investment Adviser will be included in the Fund's semi-annual report to shareholders for the period ending March 31, 2006.

Administrator. The Investment Adviser provides administrative services to the Funds. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board and shareholders. In addition, the Investment Adviser provides fund accounting services. Each Fund pays a monthly fee for these services which is calculated at the following annual rates:


      0.19% on the first $250 million of average daily net assets
      0.165% on the next $750 million of average daily net assets
      0.14% on average daily net assets in excess of $1 billion

Under the Administration Agreement, the Investment Adviser has agreed to pay or absorb certain operating expenses of the Fund. The Administration Agreement and its terms is further described in the SAI.


Custodian. U.S. Bank National Association (the "Custodian") is the Funds' custodian. The Custodian maintains custody of all securities and cash assets of the Funds and the Portfolios and is authorized to hold these assets in securities depositories and to use subcustodians.


Distributor. PFM Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer and member of the NASD that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Funds' shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.


Transfer Agent. The Investment Adviser also serves as the Funds' transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of a Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of a Fund or share account balances. Each Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of that Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Funds' net assets each day determined as of the close of business on that day or the last previous business day.


Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm of the Trust and is responsible for auditing the annual financial statements of the Funds.

                                HOW TO BUY SHARES


General Information. Shares of a Fund may be purchased on any business day through the Distributor.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order is received by the Distributor provided that federal funds are received on a timely basis and the shareholder notifies the Administrator prior to 4:00 P.M. Eastern Time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern Time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day purchase requests. All purchases requests received after that time will be processed the next business day.

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, a Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its Custodian (generally, one Business Day after your check is received).


To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, you must mail a completed account application to the Administrator at:


      PFM Asset Management LLC
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, New York 11716
      Attn: Client Services

Upon approval of the new account application, an account number will be provided within one business day. To obtain a new account application, please call 1-800-221-4524 (select option 4).


For additional information on purchasing shares, please call 1-800-221-4524.

Purchase By Federal Funds Wire. Shares may be purchased by wiring federal funds to the Custodian. The Funds do not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:

      SweepCash Money Market Fund
      US Bank NA
      Minneapolis, MN
      ABA # 091 000 022
      Cr. Acct # [         ]
      Further Credit (Entity Name): __________________________
      Account #: ____________________________________

Or:

      SweepCash U.S. Government Money Market Fund
      US Bank NA
      Minneapolis, MN
      ABA # 091 000 022
      Cr. Acct # [               ]
      Further Credit (Entity Name): ________________________
      Account #: ___________________________________

Purchase By Check. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to a Fund's account in the form of federal funds. Normally this occurs on the Business Day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to SweepCash Money Market Fund or SweepCash U.S. Government Money Market Fund. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase and checks should be sent to:

US Bank Bank by Mail P O BOX 1950 St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                  Ms. Cindy Procai, EPMNWS41
                  US Bank
                  60 Livingston Avenue
                  St. Paul, MN 55107


Endorse back of checks 'For Deposit Only' to 'SweepCash Money Market Fund' or 'SweepCash U.S. Government Money Market Fund' for 'Entity Name' and 'SweepCash Money Market Fund Account #' or 'SweepCash U.S. Government Money Market Fund Account #', respectively. You should notify the Fund to report your check purchase for proper credit only at www.ciitfunds.com, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

Purchase Via Internet-Based Information Service. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                  PFM Asset Management LLC
                  Airport Corporate Center
                  One Corporate Drive, Suite 101
                  Bohemia, New York 11716
                  Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at 1-800-221-4524 (select option 7).

Minimum Initial And Subsequent Investment Amounts. There are no minimum investment requirements. However, a Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if a Fund intends to close your account.


Shareholder Accounts. The Funds do not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

Sub-Account Services. You may open sub-accounts with a Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of a Fund on any Business Day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.


General Information. Shares may be redeemed on any Business Day. Redemption requests received prior to 2:00 p.m., Eastern Time, are effected at the net asset value per share computed at 4:00 p.m., Eastern Time, that day. Redemption requests received after 2:00 p.m., Eastern Time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

In addition, on days when the BMA recommends an early closing of the U.S. government securities markets, the Fund will close promptly at 12:00 noon Eastern Time for same day redemption requests. All redemption requests received after that time will be processed the next business day.


For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).


A Fund may pay redemption proceeds by distributing securities held by a Portfolio, but only in the unlikely event that the Board determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund, will not be subject to this procedure. In unusual circumstances, a Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.


Telephone Redemption Procedures. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern Time, or before the closing of the U.S. government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, a Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact a Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

Written Redemption Requests. You may redeem shares by sending a written redemption request. The request must include the complete account name, address, number, amount of the redemption and must be signed by each person shown on the account application as an authorized signatory of the account. The Funds reserve the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500).

Written redemption requests should be sent:


      PFM Asset Management LLC
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, New York 11716
      Attn: Funds Transfer Department


Check Redemption Privilege. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Standard stock checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time. Information regarding additional cash management services, including a description of services and fees, can be provided by the Administrator upon request.


Redemption Requests Via Compass. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Shareholders who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

      PFM Asset Management LLC
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, New York 11716
      Attn: Client Services

These forms can be obtained by logging onto the Compass website at www.ciitfunds.com or by calling the Administrator at 1-800-221-4524 (select option 7).


                               EXCHANGE PRIVILEGE


You may exchange shares of Sweep Money Fund for shares of Cadre Reserve Fund -- Money Market Series (another series of the Trust) based upon the net asset values per share of each respective fund at the time the exchange is effected. You may exchange shares of Sweep U.S. Government Money Fund for shares of Cadre Reserve Fund -- U.S. Government Series (another series of the Trust) based upon the relative net asset values per share of each respective fund at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).


All exchanges are subject to applicable minimum initial and subsequent investment requirements of the Fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a Fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of one Fund and the purchase of shares of the other Fund. Shares of a Fund will be redeemed at the net asset value per share of that Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the Fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable Fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


Telephone Exchange Procedures. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern Time, or as of the closing time of the U.S. government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following Business Day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, a Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Funds by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with a Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

Internet Exchange Procedures. Shares may also be exchanged on Compass at www.ciitfunds.com. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. Eastern Time. It is calculated by dividing the value of a Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Funds invest in the Portfolios, their assets will consist primarily of shares of the Portfolios. The value of these shares will depend on the value of the assets of the Portfolios and their liabilities.

In determining the value of a Portfolio's assets, securities held by a Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.


                           DIVIDENDS AND DISTRIBUTIONS


Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of a Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of a Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.


To satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), a Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES


Taxation Of The Funds. Each Fund intends to elect and qualify each year as a "regulated investment company" under Subchapter M of the Code. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.


Federal Taxation Of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Funds do not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since neither Fund expects to earn dividend income, the dividends and other distributions a Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, a Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in a Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

Each Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The backup withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State And Local Taxes. Dividends and other distributions paid by a Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by a Fund, certain states and localities may allow the character of a Fund's income to pass through to shareholders. If so, the portion of dividends paid by a Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which a Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in a Fund.

                                DISTRIBUTION PLAN

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that authorizes it to pay expenses relating to the sale and distribution of its shares. Pursuant to the Plan, each Fund makes payments to the Distributor in an amount equal to an annual rate of 0.10% of its average daily net assets to compensate the Distributor for distribution related services it provides to the Fund. Because the payments are made from Fund assets on an on-going basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

The Distributor may enter into agreements to compensate membership associations and other organizations whose members purchase shares of a Fund and which provide certain services to the Fund or the Distributor. These services may include, but are not limited to, granting a license to the Fund to use the organization's name and logos, providing the Distributor with mailing lists of its members and information about its members and permitting dissemination of Fund materials to its members. The Distributor may also make payments to banks and brokerage firms that distribute shares of a Fund to customers for providing shareholder related services. Payments to a bank or broker are made at the annual rate of 0.10% of the average daily net assets of the Fund attributable to shares held by customers of that bank or broker.

                             ADDITIONAL INFORMATION


Organization. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has seven series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of a Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of a Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, a Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

Information Concerning Investment Structure. The Funds do not invest directly in individual securities. Instead, they each invest all of their investable assets in one of the Portfolios, each a separate series of the Trust. The Portfolios, in turn, purchase, hold and sell investments in accordance with the objective and investment policies of the respective Funds. The Trustees of the Trust believe that the per share expenses of a Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that a Fund would incur if its assets were invested directly in securities and other investments.

A Fund may withdraw its investment from a Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund withdraws its investment in a Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in a Portfolio, a Fund could receive securities and other investments from a Portfolio instead of cash. This could cause a Fund to incur certain expenses and the market value of securities may vary depending on market rates.


A change in the investment objective, policies or restrictions of a Portfolio may cause a Fund to withdraw its investment in the Portfolio. Alternatively, that Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of a Portfolio may be changed without the approval of investors in that Portfolio. However, a Portfolio will notify a Fund at least 30 days before any changes are implemented. If a Fund is asked to vote on any matters concerning a Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as shares of the Fund are voted on those matters.


Shares of the Portfolios will be held by investors other than the Funds. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in a Portfolio vote on matters affecting that Portfolio, a Fund could be outvoted by other investors. A Fund may also otherwise be adversely affected by other investors in a Portfolio. These other investors may offer shares (or interests) to their investors which have costs and expenses that differ from those of the Funds. Thus, the investment returns for investors in other funds that invest in a Portfolio may differ from the investment return of shares of a Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolios is available from the Funds.

Frequent Purchases and Redemptions of Fund Shares. The Board has determined not to adopt a policy regarding the frequent purchase and sale of Fund shares because the Portfolio invests exclusively in money market instruments which are not attractive to market timers.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's SAI. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.


                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                            Airport Corporate Center
                         One Corporate Drive, Suite 101
                             Bohemia, New York 11716


                                   DISTRIBUTOR
                           PFM Fund Distributors, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101


                                    CUSTODIAN
                         U.S. Bank National Association
                              60 Livingston Avenue
                             601 Second Avenue South
                            St. Paul, Minnesota 55107

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                         Two Commerce Square, Suite 4000
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103


                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders, which are available, at no cost, on the Funds' internet site at www.ciitfunds.com. If you have questions regarding a Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Funds and the Trust that you should know before investing. Additional information about the Funds and the Trust has been filed with the Securities and Exchange Commission the "SEC") in the SAI dated January 31, 2006. The SAI is incorporated herein by reference and is available without charge on the Fund's internet site at www.ciitfunds.com or by calling 1-800-221-4524. Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Funds is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-9064

CADRE LIQUID ASSET FUND -- MONEY MARKET SERIES
CADRE RESERVE FUND -- MONEY MARKET SERIES
CADRE RESERVE FUND -- U.S. GOVERNMENT SERIES
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
SWEEPCASH MONEY MARKET FUND


(SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST)

           STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2006


      Cadre Institutional Investors Trust (the "Trust") is a diversified, open-end, management investment company. Cadre Liquid Asset Fund -- Money Market Series, Cadre Reserve Fund -- Money Market Series, Cadre Reserve Fund -- U.S. Government Series, SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund (each, a "Fund" and collectively, the "Funds") are separate series of the Trust. The Funds are money market funds which seek to maintain stable net asset values of $1.00 per share. The Funds seek high current income, consistent with preservation of capital and maintenance of liquidity. See "Investment Policies and Practices." Cadre Liquid Asset Fund -- Money Market Series, Cadre Reserve Fund - Money Market Series and SweepCash Money Market Fund (collectively, the "Money Market Funds") pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio (the "Money Market Portfolio"), a separate series of the Trust that has the same investment objective and substantially the same investment policies as the Money Market Funds. Cadre Reserve Fund -- U.S. Government Series and SweepCash U.S. Government Money Market Fund (collectively, the "Government Money Market Funds") pursue their investment objectives by investing all of their investable assets in the U.S. Government Money Market Portfolio (the "Government Money Market Portfolio"), another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. PFM Asset Management LLC (the "Investment Adviser") serves as the investment adviser of the Money Market Portfolio and the Government Money Market Portfolio (each, a "Portfolio" and collectively, the "Portfolios".) See "Investment Advisory Arrangements."


      Shares of the Funds are offered for sale on a no-load basis. No sales commissions or other charges are imposed upon the purchase or redemption of shares. No minimum initial investment in the Funds is required, except in the case of Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series, each of which has a minimum initial investment requirement of $1 million. See "Purchasing Shares."

      See "Determination of Net Asset Value."

--------------------------------------------------------------------------------


Information about the Funds is set forth in the Prospectus for each Fund dated January 31, 2006 (each, a "Prospectus" and collectively, the "Prospectuses"), which provide the basic information you should know before investing. The Prospectuses may be obtained without charge by writing to the Distributor at PFM Fund Distributors, Inc., at Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11716 or by calling 1-800-221-4524. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses. It is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and should be read in conjunction with the Prospectuses.

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT POLICIES AND PRACTICES .........................................    1
INVESTMENT RESTRICTIONS ...................................................    5
PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................    7
PURCHASING SHARES .........................................................    8
SHAREHOLDER ACCOUNTS ......................................................   11
REDEEMING SHARES ..........................................................   12
EXCHANGE PRIVILEGE ........................................................   12
DETERMINATION OF NET ASSET VALUE ..........................................   13
TAXES .....................................................................   14
INVESTMENT ADVISORY AND OTHER SERVICES ....................................   15
TRUSTEES AND OFFICERS .....................................................   20
COMPENSATION TABLE ........................................................   23
TRUSTEE INTEREST IN THE FUND ..............................................   24
EXPENSES ..................................................................   24
PERFORMANCE INFORMATION ...................................................   25
GENERAL INFORMATION .......................................................   25

                        INVESTMENT POLICIES AND PRACTICES


      The Money Market Funds pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio, a separate series of the Trust that has the same investment objective and substantially the same policies as the Money Market Funds (a "Portfolio", and with the U.S. Government Money Market Portfolio, the "Portfolios"). The Government Money Market Funds pursue their objectives by investing all of their investable assets in the Government Money Market Portfolio, another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. Each of the Portfolios has elected to be treated as a diversified investment company. The sections below provide additional information regarding the types of investments that may be made by each Portfolio and the investment practices in which each Portfolio may engage. The investment objectives and general investment policies of a Fund and the applicable Portfolio are described in each Fund's Prospectus.


      Each of the Funds may withdraw its investment from the applicable Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, a Fund's assets would either be invested in another investment fund having the same investment objective and substantially the same investment policies as the Fund or be directly invested in securities in accordance with the investment policies described below with respect to the applicable Portfolio. The approval of the investors in a Portfolio would not be required to change that Portfolio's investment objective or, except as otherwise stated in the Prospectuses or this Statement of Additional Information, any of a Portfolio's investment policies or restrictions.

      The following information supplements the discussion of investment objectives and policies of the Funds and the Portfolios found under Investment Objectives and Policies in each Fund's Prospectus.

      Treasury, Government and Agency Securities. Each Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in the Prospectuses, Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the issuing governmental agency or instrumentality. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by a Portfolio may include variable and floating rate securities, which are described in the Prospectuses.

      Bank Obligations (Money Market Portfolio Only). Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Money Market Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

      Repurchase Agreements. As discussed in the Prospectuses, the Portfolios may enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by a Portfolio, involves the acquisition by the Portfolio of a security from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Portfolio through repurchase agreements are not subject to any limitation as to maturity. A Portfolio may enter into repurchase agreements maturing in more than seven days. However, a Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would be invested in (i) repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less, and (ii) in the case of the Money Market Portfolio, which may purchase illiquid investments, other illiquid investments.

      Because repurchase agreements involve certain risks not associated with direct investment in securities, the Trust follows procedures designed to minimize these risks. These procedures include requirements that the Investment Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees. In addition, the collateral underlying a repurchase agreement is required to be held by the Trust's custodian or another custodian agreed to by the Trust and the counterparty in a segregated account on behalf of the respective Portfolio. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the collateral. However, the exercise of the Trust's right to liquidate collateral could involve certain costs or delays and, to the extent that the proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Portfolio will suffer a loss.

      When-Issued and Delayed Delivery Securities. As noted in the Prospectuses, the Portfolios may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when a Portfolio purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for the Portfolio an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If a Portfolio remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When a Portfolio enters into purchase transactions of this type, the Trust's custodian maintains, in a segregated account for the Portfolio, cash and debt obligations held by the Portfolio and having a value equal to or greater than the Portfolio's purchase commitments. When a Portfolio has sold a security on a when-issued or delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When a Portfolio enters into a sales transaction of this type, the Trust's custodian segregates the securities sold on a delayed delivery basis to cover the Portfolio's settlement obligations.

      Asset-Backed Commercial Paper (Money Market Portfolio Only). Asset-backed commercial paper may be purchased by the Money Market Portfolio. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose entity (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivable constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.

      Participation Interests (Money Market Portfolio Only). The Money Market Portfolio may purchase from financial institutions participation interests in securities of the type in which the Portfolio may directly invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by Government Securities, or, in the case of unrated participation interests, the Investment Adviser must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      Illiquid Investments. The Money Market Portfolio may invest up to 10% of its net assets in illiquid investments, including repurchase agreements having maturities of more than seven days. The Government Money Market Portfolio may not purchase any illiquid securities, except that it may invest up to 10% of its net assets in repurchase agreements maturing in more than seven days. Illiquid investments may include restricted securities which are issued in private placement transactions and may not be resold without registration under the Securities Act of 1933 (the "1933 Act") or an applicable exemption from such registration. The absence of a trading market for illiquid securities can make it difficult to ascertain a market value for those investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible to sell them promptly at an acceptable price. Restricted securities eligible for resale in exempt transactions pursuant to Rule 144A under the 1933 Act will not be considered to be illiquid if the securities have been determined to be liquid by the Investment Adviser pursuant to procedures adopted by the Board of Trustees.

      Investment Characteristics. In managing each Portfolio, the Investment Adviser attempts to balance the Portfolio's goal of seeking high income with its goal of seeking to preserve capital. For this reason, a Portfolio does not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by a Portfolio and a Portfolio's average portfolio maturity will vary from time to time as the Investment Adviser deems consistent with that Portfolio's investment objective, which is the same as the investment objective of the Funds investing in that Portfolio, and the Investment Adviser's assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.

      When market rates of interest increase, the market value of debt obligations held by a Portfolio will decline. Conversely, when market rates of interest decrease, the market value of obligations held by a Portfolio will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the amount of daily dividends of a Portfolio and thus of a Fund as well, and, in extreme cases, changes in interest rates could cause the net asset value per share of a Fund to decline. See "Determination of Net Asset Value." In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or a Fund or a Portfolio may have to borrow money and incur interest expense. The Investment Adviser seeks to manage investment risk by purchasing and selling investments for the Portfolios consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that the Funds or the Portfolios will achieve their investment objectives.

      Investment Ratings (Money Market Portfolio Only). Commercial paper purchased by the Money Market Portfolio must at the time of purchase meet certain ratings requirements, as described in the Prospectuses. The rating categories that satisfy these ratings requirements which have been established by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch, Inc. ("Fitch") are as follows:

      Commercial Paper Ratings:

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1+ (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment.

      Changes in Ratings. After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by a Portfolio provided that, when a security ceases to be rated, the Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of Trustees finds that the sale of the security would not be in the Portfolio's best interest.

                             INVESTMENT RESTRICTIONS

      The Funds and the Portfolios are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund's or a Portfolio's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund or a Portfolio for this purpose means the lesser of (i) 67% of the shares of that Fund or that Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Whenever there is a vote on a change in the fundamental restrictions of a Portfolio or in a policy of a Portfolio which cannot be changed without a shareholder vote, the Trust will hold meetings of shareholders of the Funds and any other investment funds that invest in that Portfolio and will vote each Fund's shares of a Portfolio as instructed by shareholders of that Fund. Each Fund's shares of a Portfolio will be voted for and against the proposed change in the same proportion as shares of that Fund are voted. As to shares of a Fund that are not voted by shareholders, the Fund will vote those shares in the same proportion as shares of that Fund's shareholders who give voting instructions are voted. Thus, shareholders of the Funds who do not vote will have no effect on the outcome of matters being voted upon by the Funds as investors in the Portfolio.

      Pursuant to their fundamental investment restrictions, the Funds and the Portfolios may not:

      (1) Purchase a security, other than a Government Security, if as a result of such purchase, more than 5% of the value of the Fund's or Portfolio's assets would be invested in the securities of any one issuer, or the Fund or Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer; provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)

      (2) Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Fund's or Portfolio's total assets would be invested in the securities of issuers engaged in any one industry; except that each of the Money Market Funds and the Money Market Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks, and provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. The types of bank obligations in which the Money Market Funds and the Money Market Portfolio may invest include certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks that are uninsured, direct obligations bearing fixed, floating or variable interest rates. The particular bank obligations in which the Money Market Funds and the Money Market Portfolio invest will be determined by the Investment Adviser based upon available yields and the credit-worthiness of the issuing bank.

      (3) Issue senior securities as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), or borrow money, except that the Funds and the Portfolios may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). Neither of the Funds nor any of the Portfolios may make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund or a Portfolio from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

      (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Funds and the Portfolios, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein.


      (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, a Fund or a Portfolio may be deemed to be an underwriter under the 1933 Act.


      (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.

      (7) Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

      (8) Pledge, hypothecate, mortgage or otherwise encumber a Fund's or a Portfolio's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

      The Funds and the Portfolios have the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of shareholders. Under these restrictions, the Funds and the Portfolios may not:

      (1) Make investments for the purpose of exercising control or management of another company.

      (2) Participate on a joint or joint and several basis in any trading account in securities.

      (3) With respect to the Government Money Market Portfolio and the Government Money Market Funds, purchase any illiquid securities, except that they may invest in repurchase agreements maturing in more than seven days provided that a Fund or a Portfolio may not enter into such a repurchase agreement if more than 10% of the value of its net assets would, as a result, be invested in repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

      (4) With respect to the Money Market Portfolio and each of the Money Market Funds, purchase any illiquid securities, including repurchase agreements maturing in more than seven days, if as a result more than 10% of the value of the Fund's or the Portfolio's net assets would be invested in illiquid securities and such repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

      (5) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

      (6) Invest in warrants or rights.

      (7) Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as each Fund may invest all of its investable assets in another portfolio of the Trust or another fund which has the same investment objective and substantially the same investment policies as that Fund.

      Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this Statement of Additional Information, and those set forth in the Prospectuses, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Portfolio or a Fund.

Portfolio Holdings Information


      The Trust does not disclose its portfolio holdings information to shareholders or other persons, unless such disclosure: (i) as of such date, has been disclosed to all investors, the Securities and Exchange Commission (the "SEC") or on the Trust's website; (ii) is made to a service provider, or rating or ranking agency, as necessary, for the management and rating of the Trust; or
(iii) is made with the advance written approval of the Chief Compliance Officer ("CCO") of the Trust. In connection with the arrangements described in (ii) and
(iii) above, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate the purpose for which it was provided. In connection with any arrangements approved by the CCO (as described in (iii) above), the CCO must report any such approvals and the rationale therefor to the Board of Trustees, at its next quarterly meeting.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to the general supervision of the Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Portfolios and for the selection of dealers to effect those transactions. Purchases of securities for the Portfolios will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Portfolios do not normally incur brokerage commissions on transactions in the types of securities in which they invest. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession).

      In placing orders for the purchase and sale of investments for the Portfolios, the Investment Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to the Trust or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Investment Adviser and its affiliated companies, and may not in all cases benefit the Funds or the Portfolios. While such services are useful and important in supplementing the Investment Adviser's own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

      The Investment Adviser serves as the investment adviser to other clients, including other series of the Trust, other investment funds and companies, and other institutional investors and follows a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including the Portfolios, or the Funds, in a particular transaction, but is expected to benefit all clients on a general basis.

                                PURCHASING SHARES

      As described under "How to Buy Shares" in the Prospectuses, shares of the Funds are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by PFM Fund Distributors, Inc., the distributor of the Funds' shares (the "Distributor"), or PFM Asset Management LLC, the Fund's Transfer Agent. Net asset value is computed once daily for each Fund, on each day on which the Federal Reserve Bank of New York is open (each, a "Business Day"). See "Determination of Net Asset Value."

      The following table shows the calculation of the net asset value/offering price of shares of the Funds as of December 31, 2005:

                                                   Shares
                                Net Assets       Outstanding      Offering Price
                                ----------       -----------      --------------
Cadre Liquid Asset Fund -
   Money Market Series          60,388,929        60,388,929           $1.00
Cadre Reserve Fund -
   U.S. Government Series      155,181,542       155,181,542           $1.00
Cadre Reserve Fund -
   Money Market Series         131,029,692       131,029,692           $1.00
SweepCash U.S. Government
   Money Market Fund               N/A               N/A                N/A
SweepCash Money Market Fund        N/A               N/A                N/A

      Purchases by Check. Shares of the Funds may be purchased by check as described in the Prospectuses. If a check to purchase shares does not clear, the shares purchased may be redeemed by the Transfer Agent and the investor will be responsible for any loss or expenses incurred by the Funds or the Transfer Agent as a result of the redemption or non-clearance.


      Distribution Agreement for the Funds. The Distributor serves as the exclusive distributor of shares of the Funds, pursuant to a distribution agreement with the Trust dated as of February 13, 2004 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay out of its fees to such dealers and institutions, in connection with sales or the distribution of shares of the Funds, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid directly by any of the Funds and will not be an expense of the Funds.



      The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the Investment Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), approved the Distribution Agreement at a meeting held in person on December 17, 2003. The Distribution Agreement will remain in effect for an initial term of two years and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. Certain of the Funds are authorized to bear expenses relating to the distribution of shares or the servicing of shareholder accounts, pursuant to a Rule 12b-1 plan. See "Distribution Plan for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund." In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.

      The Distributor is a wholly-owned subsidiary of the Investment Adviser and is headquartered at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.


      Distribution Plan for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund. The Trust has adopted a distribution plan pursuant to the provisions of Rule 12b-1 under the 1940 Act dated February 13, 2004, that applies to SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund (the "12b-1 Plan"). Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund. These expenses may include, but are not limited to, payments made to an organization whose members purchase shares of the Fund and which provide certain services either to shareholders of the Fund or to the Distributor. The Distributor may also make payments to banks and brokerage firms that sell or make available shares of the Fund to customers for providing shareholder related services. These services may include, but are not limited to, maintaining regular contact with customers that have purchased shares of the Fund, answering customer inquiries concerning the Fund, receiving and transmitting to the Distributor applications from persons seeking to become shareholders of the Fund and transmitting purchase and redemption requests. As the SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund had not yet commenced operations as of the date of this Statement of Additional Information, there have been no payments made under the 12b-1 Plan for these Funds.

      The 12b-1 Plan for the Funds were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the 12b-1 Plans ("Qualified Trustees"), at a meeting held in person on December 17, 2003. The 12b-1 Plan may be continued in effect from year to year provided that each such continuance is approved annually by a vote of both a majority of the Qualified Trustees and the Board of Trustees in the manner specified by Rule 12b-1 under the 1940 Act. The 12b-1 Plan requires that the Distributor provide the Board of Trustees and that the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the 12b-1 Plan. In addition, the 12b-1 Plan provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Trust, then in office.

      A 12b-1 Plan may be terminated at any time as to any of the Funds by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the affected Funds (as defined by the 1940
Act). A Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the holders of shares of the Funds involved and may not be materially amended in any other respect without a vote of the majority of both the Board of Trustees and the Qualified Trustees.

      Payments made by the Funds to the Distributor pursuant to the 12b-1 Plans are not directly tied to actual expenses incurred by the Distributor. Thus, the amount of payments made by a Fund during any year may be more or less than actual expenses relating to the Fund that are incurred by the Distributor. However, the Funds are not liable to pay any Fund related expenses incurred by the Distributor in excess of the amounts paid pursuant to a 12b-1 Plan.

      The 12b-1 Plans were approved by the Board of Trustees based upon determinations that functions performed by the Distributor, brokers, dealers and other institutions, organizations, brokerage firms and banks should help to make the Funds more attractive to investors and to provide a greater scope and quality of services to shareholders. This, in turn, may foster the distribution of shares of the Funds and the growth of assets of the Funds to levels which permit the Funds to achieve and maintain certain expense economies and to maintain asset levels to permit the effective investment of the Funds' assets. For these reasons, the Board of Trustees determined that there is a reasonable likelihood that each 12b-1 Plan, as amended, will benefit each of the Funds covered by that Plan and their respective shareholders.

      The Trustees and officers of the Trust who are directors, officers or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the 12b-1 Plans.


                              SHAREHOLDER ACCOUNTS

      PFM Asset Management LLC, in its capacity as Transfer Agent for the Funds, maintains one or more accounts for each shareholder reflecting the amount of full and fractional shares of the Funds the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Funds.

      Sub-Account Services. Special procedures have been designed for investors wishing to open multiple accounts to meet requirements regarding the segregation of funds or for accounting convenience. Individual sub-accounts may be opened at any time by written advice or by filing forms supplied by the Transfer Agent. Procedures are available to identify sub-accounts by name and number.

      When sub-accounts have been established, the Transfer Agent provides written confirmations of transactions in sub-accounts. The Transfer Agent also provides monthly statements setting forth the share balance of and the dividends and other distributions paid to each sub-account for the current month, as well as for the year-to-date. Further information on this service is available from the Transfer Agent.

      Minimum Account Balance. Under the Declaration of Trust, the Trust has the right to redeem all shares of a Fund held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than $1 million or such lesser dollar amount as may be specified by the Trustees, which lesser amount may be no greater than the then applicable minimum initial investment amount in the Fund. There is currently no minimum account balance required for the Funds, other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series. As described in the Prospectuses of Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series, the Trust may effect a redemption of shares of those Funds if, as a result of one or more redemptions, the balance of an account is less than $1 million. Accounts in the Funds, other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series, are not presently subject to this redemption procedure because such funds do not presently impose a minimum initial investment requirement. However, an inactive account in the Funds other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series with no balance for a period of six months may be closed at the discretion of the Trust. The applicable procedures are described in the Prospectuses. The Trust is under no obligation to compel the redemption of any account.

                                REDEEMING SHARES


      Redemption proceeds are normally paid as described in the Prospectuses. However, the payment of redemption proceeds by the Funds or the Portfolios may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund or a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the SEC, by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund or to investors in a Portfolio to pay any redemption or redemptions in cash, a redemption payment by a Fund or a Portfolio may be made in whole or in part by a distribution in kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.


                               EXCHANGE PRIVILEGE

      As described under "Exchange Privilege" in each Fund's Prospectus shareholders of each Fund may exchange their shares of that Fund for shares of one or more of the other Funds, based upon the relative net asset values per share of the Funds at the time the exchange is effected. The Funds currently do not impose any limitation on the frequency of exchanges, but may impose such limitations upon notice to shareholders.

                        DETERMINATION OF NET ASSET VALUE


      The Prospectuses describe the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily, normally as of 4:00 p.m. (Eastern Time), on each day on which the Federal Reserve Bank of New York is open. The Federal Reserve Bank of New York currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

      Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Bond Market Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.


      The value of a Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Funds are determined.

      In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by each Portfolio. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for the Portfolios and the Funds. However, no assurance can be given that the Portfolios or the Funds will be able to maintain stable share prices.

      Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by a Portfolio will generally fluctuate as a result of changes in the prevailing interest rate level and other factors.

      In order to use the amortized cost method of valuation, the Portfolios are required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to only purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

      In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Portfolios and the Funds as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be taken. The Board of Trustees will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

                                      TAXES

      It is the policy of the Trust to distribute in each taxable year of a Fund substantially all of such Fund's net investment income and net realized capital gains, if any, to shareholders. Each Fund has elected to be classified or intends to elect, as applicable, and the Trust intends that each Fund will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each quarter of its taxable year (i) 50% of the value of the Fund's total assets is represented by cash or cash items, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than Government Securities or other regulated investment companies. Each Portfolio has elected to be classified as a partnership for federal tax purposes and, therefore, believes that it will not be required to pay any federal or state income or excise taxes.

      The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gain net income, determined on a September 30th year end basis. The Trust intends to distribute the income and capital gains of the Funds in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

      Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.


      Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a stockholder, including the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of a Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

      The Investment Adviser, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of each of the Portfolios. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.


      Investment Advisory Agreement. Pursuant to an investment advisory agreement with the Trust dated February 13, 2004 (the "Advisory Agreement"), the Investment Adviser manages the investment of the assets of the Portfolios, and places orders for the purchase and sale of investments for the Portfolios. The Investment Adviser also provides or furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Advisory Agreement. In addition, the Investment Adviser provides all necessary administrative services to the Portfolios, and pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment Adviser, the Advisory Agreement provides for the payment by each Portfolio of a monthly fee to the Investment Adviser, which fee is calculated daily and computed at the annual rate of 0.06% of the daily net assets of the Government Money Market Portfolio and at the following annual rates of the daily net assets of the Money Market Portfolio:

      0.08% on the first $1.5 billion of average daily net asset 0.075% on the next $500 million of average daily net assets 0.07% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.06% on the average daily net assets in excess of $3 billion.

      As investors in the Portfolios, the Funds and their shareholders indirectly bear this fee.

      Investment advisory fees payable by each of the Funds (i.e., each Fund's share of investment advisory fees payable by the Portfolios) pursuant to the investment advisory agreement that was in effect for each period shown below were as follows:


                                                                                 Reimbursed
                                                   Fees Payable   Fees Waived     Expenses
                                                   ------------   -----------     --------
Cadre Liquid Asset Fund - Money Market Series
For the fiscal year ended September 30, 2003        $ 19,346       $      0       $      0
For the fiscal year ended September 30, 2004        $ 18,766       $      0       $      0
For the fiscal year ended September 30, 2005        $ 31,495       $      0       $      0

Cadre Reserve Fund - U.S. Government Series
For the fiscal year ended September 30, 2003        $ 98,760       $      0       $ 98,760
For the fiscal year ended September 30, 2004        $ 90,608       $      0       $ 23,256
For the fiscal year ended September 30, 2005        $ 99,906       $      0       $      0

Cadre Reserve Fund - Money Market Series
For the fiscal year ended September 30, 2003        $227,388       $      0       $ 52,766
For the fiscal year ended September 30, 2004        $ 61,892       $      0       $  3,688
For the fiscal year ended September 30, 2005        $ 92,338       $      0       $      0

      The SweepCash U.S. Government Money Market Fund and the SweepCash Money Market Fund have not commenced operations as of the date of this Statement of Additional Information.


      The Advisory Agreement requires that the Investment Adviser use its best efforts in supervising and managing the investment activities of the Portfolios and in providing services, and provides that the Adviser shall not be liable to the Trust, the Portfolios or shareholders for any error in investment judgment, or in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations hereunder, for any mistake of law or for any act or omission by the Adviser. The Advisory Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.

      The Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of the Investment Adviser, for an initial term expiring February 13, 2006 at a meeting held in person on December 17, 2003. The Advisory Agreement was also approved by the shareholders of each Portfolio, on February 5, 2004. The Agreement may be continued in effect from year to year after its initial term upon the approval of the holders of shares of each Portfolio or the approval of the Board of Trustees. In seeking such approval by the holders of shares of each Portfolio, each of the Funds will seek instructions from its shareholders as to how that Fund's shares of the applicable Portfolio will be voted and will vote its shares of that Portfolio in accordance with those instructions. Similar instructions will also be sought by any other series of the Trust and by each other registered investment company that may invest its assets in a Portfolio. In the case of certain other investment funds that invest in a Portfolio, such funds may vote their shares of that Portfolio either in accordance with the same procedures or in the same proportion as the shares of other holders of shares of such Portfolio are voted. Each annual continuance of the Advisory Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of a Portfolio, or by the Investment Adviser. The Advisory Agreement provides for its automatic termination in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

      In approving the Advisory Agreement, the Board of Trustees, including a majority of the Independent Trustees, met in person with representatives of the Investment Adviser to consider the Advisory Agreement in respect of each Portfolio. In advance of the meeting, the Investment Adviser had furnished the Trustees with information about the Investment Adviser and its affiliates and other information relevant to the Board of Trustees' consideration. The Independent Trustees were assisted in their review of this information by their independent legal counsel. In making its decision to approve the proposed advisory agreement, the Board of Trustees considered: (i) that the Advisory Agreement was substantially identical, in all material respects, to the then-existing advisory agreement with the previous investment adviser to each of the Portfolios, and that the advisory fee rate under the Advisory Agreement would be the same as that under the then-existing advisory agreement; and (ii) the qualifications of Investment Adviser, including its ability to provide services under the Advisory Agreement of at least the same level, scope and quality as currently being provided under the existing Advisory Agreement.

      The Board of Trustees also considered, in particular: (i) the investment performance achieved by the Investment Adviser in managing similar investment vehicles; (ii) the resources of the Investment Adviser devoted to the investment advisory process and its investment strategies, policies and credit evaluation procedures; (iii) the specific terms of the Advisory Agreement; (iv) comparative fees of another registered investment company and other funds advised by the Investment Adviser; (v) possible alternatives to approval of the Advisory Agreement; (vi) the nature, quality and scope of the operations and services provided to each Portfolio to date, and whether the Investment Adviser could provide that level of services; (vii) the anticipated benefits to the Investment Adviser from its relationship with the Trust; and (viii) the overall experience and reputation of the Investment Adviser, including its affiliates, and the likelihood of its continued financial stability.

      The Trust has acknowledged that the name "Cadre" is a property right of the Investment Adviser and other affiliates of the Investment Adviser, and has agreed that the Investment Adviser and its affiliated companies may use and permit others to use that name. If the Advisory Agreement is terminated, the Trust may be required to cease using the name Cadre as part of its name or the name of any series of the Trust unless otherwise permitted by the Investment Adviser or any successor to its interest in such name.


      Administration Agreement. Pursuant to an administration agreement with the Trust dated February 13, 2004 (the "Administration Agreement"), the Investment Adviser provides the Funds with various administrative services required in connection with the operations of the Trust and the Funds. These services include, among other things: accounting services and the maintenance of required books and records, valuation of assets and the calculation of the net asset values per share of the Funds, preparation of financial statements and regulatory filings, tax assistance in the preparation and review of tax returns, monitoring of investment compliance and the preparation of materials for meetings of the Board of Trustees and shareholders. Under the Administration Agreement, the Investment Adviser is required to provide persons affiliated with the Investment Adviser to serve as officers of the Trust and to maintain such office facilities as necessary to provide the administrative services it furnishes to the Trust. The Prospectuses contain a description of the fees payable to the Investment Adviser under the Administration Agreement.

      The Administration Agreement has an initial term of two years, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Administration Agreement terminates automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder, and may be terminated by either party without penalty on not less than 60 days' written notice. The agreement also provides that neither the Investment Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the Investment Adviser's performance of its obligations and duties under the agreement, except for those resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties.


      Under the Administration Agreement, the Investment Adviser has agreed to pay or absorb the operating expenses of each Fund (except for Cadre Liquid Asset Fund--Money Market Series) (including any fees or expense reimbursements payable to the Investment Adviser or any affiliate of the Investment Adviser pursuant to such Agreement or any other agreement, but excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses of each Fund) ("Operating Expenses"), and including each Fund's share of the Operating Expenses of the Portfolio in which the Fund invests, which exceed in the aggregate the following per annum rates as a percentage of a Fund's average daily net assets (the "Expense Limitation"):

                                                    Expense Limitation
                                                  (% of a Fund's average
           Name of Fund                              daily net assets)
           ------------                              -----------------
Cadre Reserve Fund -
     U.S. Government Series                                0.33%
Cadre Reserve Fund -
     Money Market Series                                   0.30%
SweepCash U.S. Government
     Money Market Fund                                     0.65%
SweepCash Money Market
     Fund                                                  0.67%


      The Expense Limitation will remain in effect as to each Fund unless and until the Board of Trustees of the Trust approves its modification or termination; provided, however, that the Expense Limitation will terminate as to a Fund in the event that any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series of the Trust in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) is terminated by the Trust without the consent of the Investment Adviser or the Investment Adviser affiliate that is a party to such agreement.

      The Trust, on behalf of each Fund subject to the Expense Limitation, will carry forward, and has agreed to reimburse the Investment Adviser for, any Operating Expenses of such Fund in excess of the Expense Limitation that are paid or assumed by the Investment Adviser pursuant to the agreement set forth in the paragraph above, regardless of the year in which such excess expenses were incurred. This reimbursement will be made as promptly as possible, and to the maximum extent permissible, without causing the Operating Expenses of the applicable Fund for any year to exceed the Expense Limitation. This agreement of the Trust to reimburse the Investment Adviser for excess expenses of any Fund paid or absorbed by the Investment Adviser will terminate in the event the Investment Adviser or any affiliate of the Investment Adviser terminates any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) without the consent of the Trust.

      Administration fees payable by each of the Funds pursuant to the administrative agreement that was in effect for each period shown below were as follows:


                                                  Fees Payable    Fees Waived
                                                  ------------    -----------
Cadre Liquid Asset Fund - Money Market Series
For the fiscal year ended September 30, 2003        $ 46,309       $      0
For the fiscal year ended September 30, 2004        $ 44,622       $      0
For the fiscal year ended September 30, 2005        $ 74,428       $      0

Cadre Reserve Fund - U.S. Government Series
For the fiscal year ended September 30, 2003        $165,023       $      0
For the fiscal year ended September 30, 2004        $151,445       $      0
For the fiscal year ended September 30, 2005        $166,982       $      0

Cadre Reserve Fund - Money Market Series
For the fiscal year ended September 30, 2003        $270,556       $      0
For the fiscal year ended September 30, 2004        $ 77,453       $ 14,702
For the fiscal year ended September 30, 2005        $109,777       $      0

      Administration fees paid prior to February 14, 2004, were paid to the previous administrator.


      SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund have not commenced operations as of the date of this Statement of Additional Information.

      Transfer Agent Agreement. The Investment Adviser serves as the transfer agent of the Funds and the Portfolios pursuant to the terms of a transfer agent agreement dated February 13, 2004. Each of the Funds pays fees to the Investment Adviser for transfer agency services. With respect to each Fund these fees are computed at the annual rate of 0.05% of the first $250 million of such Fund's net assets, 0.04% on the next $750 million of net assets, and 0.03% of net assets exceeding $1 billion. No fee is paid by the Portfolios for transfer agent services.

      Fees payable for transfer agent services for the periods shown below were as follows:


                                                  Fees Payable   Fees Waived
                                                  ------------   -----------
Cadre Liquid Asset Fund - Money Market Series
For the fiscal year ended September 30, 2003        $ 12,187       $      0
For the fiscal year ended September 30, 2004        $ 11,743       $      0
For the fiscal year ended September 30, 2005        $ 19,586       $      0

Cadre Reserve Fund - U.S. Government Series
For the fiscal year ended September 30, 2003        $ 82,512       $      0
For the fiscal year ended September 30, 2004        $ 75,722       $      0
For the fiscal year ended September 30, 2005        $ 83,491       $      0

Cadre Reserve Fund - Money Market Series
For the fiscal year ended September 30, 2003        $136,906       $      0
For the fiscal year ended September 30, 2004        $ 38,726       $      0
For the fiscal year ended September 30, 2005        $ 54,889       $      0

      Transfer agency fees paid prior to February 14, 2004, were paid to the previous transfer agent.


      SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund have not commenced operations as of the date of this Statement of Additional Information.

                              TRUSTEES AND OFFICERS

      The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

      Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.


Name,                        Principal Occupation(s)
Position Held                During the Past Five Years;
with Fund,                   (Number of Portfolios in
(Served Since),              Fund Complex Overseen by    Other
Birthdate                    Director)                   Directorships Held
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Michael P. Flanagan          State Superintendent of     Michigan Virtual
Chairman (2002) &            Education, State            University, Early
Trustee (2000)               of Michigan, 2005 to        Childhood Investment
Birthdate: 8/19/49           present; Executive          Corporation
                             Director, Michigan
                             Association of School
                             Administrators, 2001 to
                             2005; County
                             Superintendent, Wayne
                             Regional Educational
                             Service Agency, 1994 to
                             2000;(7)

Harvey A. Fein               Vice President, Internal    None
Trustee (1997)               Audit, Molina Healthcare;
Birthdate: 8/25/46           (7)

                             Principal Occupation(s)
Name,                        During the Past Five
Position Held                Years; (Number of
with Fund,                   Portfolios in Fund
(Served Since),              Complex Overseen by         Other
Birthdate                    Officer)                    Directorships Held
--------------------------------------------------------------------------------

C. Roderick O'Neil           Chairman, O'Neil            MDT Funds; Bushnell
Trustee (1997)               Associates, 1987 to         Memorial Hall; Hartford
Birthdate: 1/26/31           present;                    Foundation for Public
                             (7)                         Giving; Riverfront
                                                         Recapture, Inc.

Brian M. Marcel              Assistant Superintendent    Michigan Liquid Asset
Trustee (2004)               Business Services,          Fund Plus
Birthdate: 6/15/62           Washtenaw Intermediate
                             School District, 1994 to
                             present;
                             (7)

Jack G. Williams, Jr.        Mortgage Banker, Great      Cambridge-Isanti
Trustee (2004)               Northern Financial, 2002 to ISD911; Oak Land
Birthdate: 3/12/52           present; Realtor, Century   Vocational Coop;
                             21 - Moline, 2001 to        Minnesota School Boards
                             present; Consultative       Association; Minnesota
                             Administrator, Mission      School District Liquid
                             Nursing Home, 2001 to 2002; Asset Fund Plus;
                             Administrator, Elim Home -  Grandview Christian
                             Milaca, 1996 to 2001;       Ministries
                             (7)
--------------------------------------------------------------------------------
OFFICERS
Martin P. Margolis           President, PFM Asset        Commonwealth Cash
President (2004)             Management, 2001 to         Reserve Fund, Inc.
Birthdate: 7/22/44           present; Managing
                             Director, Public
                             Financial Management,
                             Inc., 1986 to present;
                             (7)

Debra J. Goodnight           Secretary, PFM Asset        None
Treasurer and Chief          Management LLC,  2001 to
Compliance Officer (2004)    present; Managing
Birthdate: 4/3/55            Director, Public
                             Financial Management,
                             Inc., 1991 to present;
                             (7)

Timothy P. Sullivan          Managing Director, PFM      None
Secretary (2004)             Asset Management LLC,
Birthdate: 5/29/69           2004 to present; Managing
                             Director, Public
                             Financial Management,
                             Inc., 2004 to present;
                             First Vice President,
                             Cadre Financial Services,
                             Inc., 1986 to 2004;
                             (7)

Carolyn Osiecki              Senior Managing             None
Assistant Treasurer (2003)   Consultant, PFM Asset
Birthdate: 4/29/64           Management LLC, 2004 to
                             present; Assistant Vice
                             President, Senior
                             Accountant, Cadre
                             Financial Services, Inc.,
                             1995 to 2004;
                             (7)

Daniel R. Hess               Senior Managing             None
Assistant Treasurer (2004)   Consultant, PFM Asset
Birthdate: 10/18/74          Management LLC, 2001 to
                             present; Senior Auditor,
                             PricewaterhouseCoopers
                             LLP, 1998 to 2001;
                             (7)

Jennifer L. Scheffel, Esq.   Senior Managing             None
Assistant Secretary (2004)   Consultant, PFM Asset
Birthdate: 11/6/72           Management LLC, 2004 to
                             present; Assistant Vice
                             President, Ambac
                             Financial Group, Inc.,
                             2004; Assistant Vice
                             President, Chief
                             Compliance Officer, Cadre
                             Financial Services, Inc.,
                             2002 to 2004; PlusFunds
                             Group, Inc., 2001 to
                             2002; Cozen & O'Conner,
                             2000 to 2001;(7)
--------------------------------------------------------------------------------

The mailing address of each Independent Trustee and of Mr. Sullivan, Ms. Osiecki and Ms. Scheffel is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716. The mailing address of Mr. Margolis, Ms. Goodnight and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17011.

      Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,500. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee also receives an annual retainer of $2,000 and the Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. The Audit Committee is comprised of Harvey A. Fein, Brian M. Marcel and C. Roderick O'Neil. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The function of the Audit Committee is to recommend to the Board of Trustees' independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held three meetings during the fiscal year ended September 30, 2005. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating and Governance Committee is comprised of C. Roderick O'Neil, Chairman, Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee held one meeting during the fiscal year ended September 30, 2005.

      Officers of the Trust receive no compensation from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned no outstanding shares of the Trust and the Fund.


      The following table sets forth certain information regarding the compensation received by the Trustees of the Trust for the fiscal year ended September 30, 2005.


                                                 COMPENSATION TABLE


                                                 Pension or
                                                 Retirement           Total
                               Aggregate          Benefits         Compensation
                             Compensation      Accrued as Part   from Trust Paid
Name of Person                from Trust      of Fund Expenses      to Trustee
--------------                ----------      ----------------      ----------

Harvey A. Fein*                 $     0            $     0            $     0
Michael P. Flanagan             $11,500            $     0            $11,500
Brian M. Marcel                 $11,000            $     0            $13,500
C. Roderick O'Neil              $13,500            $     0            $10,250
Jack G. Williams, Jr            $10,250            $     0            $11,000
Richard J. Anderson**           $ 2,000            $     0            $ 2,000
Russell E. Galipo**             $ 2,750            $     0            $ 2,750
William J. Reynolds**           $ 2,000            $     0            $ 2,000

* Although no compensation has been paid to Mr. Fein for the period ended 9/30/05, going forward Mr. Fein has requested that, in lieu of making payment to him of compensation due for his service as a Trustee, the amount due be donated by the Trust to a designated charity.


**    Resigned from the Board on November 18, 2004.

                          TRUSTEE INTEREST IN THE FUND

The Trustees own the following amounts in the Trust:


                                                     Aggregate Dollar Range
                                                      of Equity Securities
                         Dollar Range of Equity    in all Funds and Portfolios
     Name of Person      Securities in the Trust       Overseen by Trustee
     --------------      -----------------------   ---------------------------
Harvey A. Fein                  $    0                        $    0
Michael P. Flanagan             $    0                        $    0
Brian M. Marcel                 $    0                        $    0
C. Roderick O'Neil              $    0                        $    0
Jack G. Williams, Jr.           $    0                        $    0


                                    EXPENSES


      All expenses of the Trust, the Funds and the Portfolios not expressly assumed by the Investment Adviser or the Distributor are paid by the Trust. The Funds bear pro rata portions of the expenses of the Trust and the Portfolios. Expenses borne by the Trust, the Funds and the Portfolios include, but are not limited to: fees for investment advisory and administration services, the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Trust; fees and expenses of legal counsel; fees and expenses of the Trust's independent registered public accounting firm; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto). As described under "Investment Advisory and Other Services -- Administration Agreement," the Investment Adviser has agreed to pay or absorb certain expenses of the Funds and the Trust, on behalf of the Funds, has agreed to reimburse the Investment Adviser for amounts paid or absorbed pursuant to this agreement, subject to certain conditions and limitations.

                             PERFORMANCE INFORMATION

      The seven-day yield and seven-day effective yield for each of the Funds as of September 30, 2005 were as follows:


                                                 Seven-day   Seven-day Effective
                                                 ---------   -------------------
Cadre Liquid Asset Fund - Money Market Series      3.12%             3.04%
Cadre Reserve Fund - U.S. Government Series        3.41%             3.35%
Cadre Reserve Fund - Money Market Series           3.43%             3.36%


                               GENERAL INFORMATION

      Organization. The Trust is a Delaware business trust that was organized on June 27, 1995 as Ambac Treasurers Trust. On June 10, 1997, the Trust changed its name to Cadre Institutional Investors Trust.


      Description of Shares. Interests in the Funds are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional Information, there were seven series of the Trust: Government Money Market Portfolio; Money Market Portfolio; Cadre Liquid Asset Fund - Money Market Series; Cadre Reserve Fund - Money Market Series; Cadre Reserve Fund - U.S. Government Series; ; SweepCash U.S. Government Money Market Fund; and SweepCash Money Market Fund. Shares of the Government Money Market Portfolio and the Money Market Portfolio may be held only by other series of the Trust (including the Funds) and by certain other investment funds.


      Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares. All consideration received from the sale of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund is separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees. The assets of each Fund and each other series of the Trust (including the Portfolios) are segregated on the Trust's books and are charged with the expenses and liabilities of that Fund or series; a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series; and, in the case of the Funds which invest in a Portfolio, a pro rata share of the expenses and liabilities of the applicable Portfolio. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items are allocated among Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

      As of December 31, 2005, each of Molina Healthcare of Washington, Inc. and the Bay Area Toll Authority may be deemed to control the Cadre Reserve Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the Fund. Molina Healthcare of Washington, Inc. currently holds 43% of the outstanding shares in the aforementioned Fund and the Bay Area Toll Authority holds 36% of the outstanding shares in the aforementioned Fund. Molina Healthcare of Washington, Inc. is organized under the laws of the State of Washington. The Bay Area Toll Authority was created by the California Legislature in 1997. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Fund. Through the exercise of voting rights with respect to shares of the Fund, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

      As of December 31, 2005, Molina Healthcare of New Mexico may be deemed to control the Cadre Liquid Asset Fund - Money Market Series by virtue of owning more than 25% of the outstanding shares of the Fund. Molina Healthcare of California currently holds 28% of the outstanding shares in the Cadre Liquid Asset Fund - Money Market Series. Molina Healthcare of New Mexico is organized under the laws of New Mexico. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Fund. Through the exercise of voting rights with respect to shares of the Fund, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

      As of December 31, 2005, Molina Healthcare of Michigan may be deemed to control the Cadre Reserve Fund - Money Market Series by virtue of owning more than 25% of the outstanding shares of the Fund. Molina Healthcare of California currently holds 48% of the outstanding shares in the Cadre Reserve Fund - Money Market Series. Molina Healthcare of Michigan is organized under the laws of Michigan. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Fund. Through the exercise of voting rights with respect to shares of the Fund, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

      As of December 31, 2005, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Liquid Asset Fund - Money Market Series:

      Molina Healthcare of New Mexico, Inc.                             28%
      One Golden Shore Drive
      Long Beach, CA 90802

      Community Hospital Foundation                                      9%
      PO Box HH
      23625 Holman Highway
      Monterey, CA 93942

      Molina Healthcare of Michigan, Inc.                                6%
      One Golden Shore Drive
      Long Beach, CA 90802

      Cedar Falls Utilities                                              6%
      PO Box 769
      One Utility Parkway
      Cedar Falls, IA 50613

      Molina Healthcare of California                                    6%
      One Golden Shore Drive
      Long Beach, CA 90802

      As of December 31, 2005, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - Money Market Series:

      Molina Healthcare of                                              48%
      Michigan, Inc.
      One Golden Shore Drive
      Long Beach, CA  90802

      Molina Healthcare of New Mexico, Inc.                             11%
      One Golden Shore Drive
      Long Beach, CA 90802

      Molina Healthcare of California                                   10%
      One Golden Shore Drive
      Long Beach, CA  90802

      Teamsters Benefit Trust                                           10%
      39420 Liberty Street
      Suite 260
      Fremont, California 94538

      Sharp Community Medical Group                                      6%
      of the Monterey Peninsula
      P.O. Box HH
      Monterey, CA 93942-108599

      As of December 31, 2005, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - U.S. Government Series:

      Molina Healthcare                                                 43%
      of Washington, Inc.
      P.O. Box 3387
      Bellevue, WA 98009-3387

      Bay Area Toll Authority                                           36%
      101 Eighth Street, 3rd Floor
      Oakland, CA 94607

      Madison County School System                                       8%
      550 South Keeneland Drive
      Richmond, KY 40475

      Newaygo County                                                     6%
      1087 Newell Street
      White Cloud, MI 49349


      Trustee and Officer Liability. Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

      Shareholder Liability. Under Delaware law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.


      Independent Registered Public Accounting Firm. Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm of the Trust and is responsible for auditing the financial statements of the Funds and the Portfolios. The selection of the independent registered public accounting firm is approved annually by the Board of Trustees.

      Custodian. U.S. Bank National Association, 60 Livingston Avenue, St. Paul, Minnesota 55107, serves as custodian of the Trust's assets and maintains custody of the cash and investments of the Funds and the Portfolios. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).

      Shareholder Reports. Shareholders of the Trust are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Funds. The financial statements of the Funds and the Portfolios are audited each year by the Trust's Independent Registered Public Accounting Firm.

      Legal Counsel. Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York, 10022 serves as counsel to the Trust.

      Registration Statement. This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


      Financial Statements. The financial statements from the Funds' September 30, 2005 Annual Report are incorporated herein by reference. Copies of the Trusts' Annual and Semi-Annual Reports may be obtained without charge by writing to PFM Asset Management LLC, Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11779 or by calling 1-800-221-4524.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO

                                      NOTE:

The following portions of this Post-Effective Amendment to the Registration Statement (Part A and Part B) relate to two series of Registrant known as the U.S. Government Money Market Portfolio and the Money Market Portfolio (each a, "Portfolio" and collectively, the "Portfolios"). They are being filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"), to amend information set forth in the Registration statement regarding these two series. Shares of these series are not registered under the Securities Act of 1933 (the "1933 Act"). Shares of the Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, shares of the Portfolios.

PART A


Responses to Items 1, 2, 3, and 8 of this Part A have been omitted pursuant to paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.


Item 1. Not applicable.

Item 2. Not applicable.

Item 3. Not applicable.


Item 4. Investment Objectives, Principal Investment Strategies, Related Risks


Strategies, and Related Risks.

Information regarding each Portfolio's investment objective, the kinds of securities in which it principally invests, other investment practices, and risk factors associated with an investment in that Portfolio is set forth below. Additional information concerning other investment techniques and features and limitations concerning the Portfolios' investment programs is contained in Part B.


The Portfolios. The investment objective of each Portfolio is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Portfolios pursue this objective in the manner described below. Each Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments of the Portfolios will be U.S. dollar denominated. In addition, all securities purchased by the Portfolios, including repurchase agreements, must be of high quality and be determined by PFM Asset Management LLC, the Portfolios' investment adviser ("PFM" or the "Investment Adviser"), to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the cadre Institutional Investors Trust (the "Trust").

The Portfolios may invest in certain variable and floating rate securities, as described below, but do not invest in any other securities commonly known as derivatives.

The Portfolios may make loans of securities in the Trust, pursuant to the guidelines described below.

The investment objective of each Portfolio may be changed without the approval of investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio at least 30 days prior to implementing the change. No assurance can be given that a Portfolio will achieve its investment objective.


Money Market Portfolio. The Money Market Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to Government Securities or to obligations of domestic banks. The Portfolio does not invest in obligations of foreign banks or their U.S. branches.


Investments purchased by the Money Market Portfolio must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees. NRSROs currently rating instruments of the type the Money Market Portfolio may purchase are Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch, Inc. ("Fitch").

Additionally, the Money Market Portfolio makes callable loans of securities to pre-approved, unaffiliated brokers, dealers or other financial institutions. These loans are attempts to provide the Fund with reasonable opportunities to increase its income. Each loan is made pursuant to a written contract and is continuously secured by collateral consisting of: (i) cash, (ii) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (iii) an irrevocable bank letter of credit, or (iv) any combination thereof, equal to not less than 100% of the market value, marked-to-market daily, of the securities loaned. In no event will the loans made exceed 33 1/3% of the value of a Fund's total assets.

U.S. Government Money Market Portfolio. The U.S. Government Money Market Portfolio invests in Government Securities and repurchase agreements collateralized by Government Securities and engages in securities lending.

Government Securities. Government Securities include obligations that are issued by the U.S. Treasury. These obligations, which include Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. government. Government Securities also include obligations issued by federal agencies and instrumentalities ("Agency Securities"). Certain Agency Securities, such as the Export-Import Bank of the United States, the General Services Administration, the Government National Mortgage Association, and the Small Business Administration, are backed by the full faith and credit of the U.S. government. Other Agency Securities, such as obligations of the Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association, are backed by the right of the issuer to borrow from the U.S. Treasury under certain circumstances or are backed by the credit of the agency or instrumentality issuing the obligation. These types of Agency Securities are not deemed direct obligations of the United States, and, therefore, involve more risk than obligations which are backed by the full faith and credit of the U.S. government.

Repurchase Agreements. A repurchase agreement involves the purchase of a security by a Portfolio with an agreement by the seller of the security to repurchase it from the Portfolio at a mutually agreed upon day and price, frequently the next business day. The resale price is in excess of the purchase price and reflects the rate of return earned by the Portfolio. The maturities of repurchase agreements entered into by a Portfolio normally do not exceed seven days. However, a Portfolio may enter into a repurchase agreement maturing in more than seven days, provided, that not more than 10% of the Portfolio's net assets would, as a result, be invested in repurchase agreements having maturities in excess of seven days and under which the Portfolio also does not have the right to repayment within seven days. Repurchase agreements will at all times be fully collateralized by their underlying securities ("collateral") in an amount at least equal to the purchase price plus accrued interest, marked to market daily. The collateral for repurchase agreements is held by the Trust's custodian (or a subcustodian) and is required to consist of investments of the type in which the Portfolio is authorized to invest (without regard to the maturity of such obligations). If the seller defaults and the value of the collateral securing a repurchase agreement declines, a Portfolio may incur a loss. The Portfolios, however, enter into repurchase agreements only with banks or primary dealers designated as such by the Federal Reserve Bank of New York and which have been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established by the Board of Trustees of the Trust.

Additionally, the U.S. Government Money Market Portfolio makes callable loans of securities to pre-approved, unaffiliated brokers, dealers or other financial institutions. These loans are attempts to provide the Fund with reasonable opportunities to increase its income. Each loan is made pursuant to a written contract and is continuously secured by collateral consisting of: (i) cash, (ii) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; or (iii) any combination thereof, equal to not less than 100% of the market value, marked-to-market daily, of the securities loaned. In no event will the loans made exceed 33 1/3% of the value of a Fund's total assets.

Variable and Floating Rate Securities. Securities purchased by the Portfolios may include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated intervals or whenever there is a change in an established benchmark rate of interest, and, upon reset, the market value approximates par. These securities may also have a demand feature under which the Portfolio can demand repayment of principal on specified dates or after giving specified notice. The Portfolios only purchase variable and floating rate securities that are eligible for purchase by money market funds under applicable regulations, and therefore do not purchase securities such as inverse floaters, range floaters, COFI floaters, capped floaters or dual index floaters. In determining the maturities of securities and calculating a Portfolio's dollar-weighted average portfolio maturity, variable rate Government Securities are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate Government Securities with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Although all securities purchased by the Portfolios will have stated maturities of 397 days or less, adjustable rate securities and securities subject to a demand feature, may be deemed to have maturities which are shorter than their stated maturity dates, pursuant to procedures adopted by the Board of Trustees of the Trust.

When-Issued and Delayed Delivery Securities. The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

Borrowings. The Portfolios do not borrow for purposes of making investments (a practice known as "leverage"). However, they each may borrow money from banks in an amount not exceeding one-third of the value of the Portfolio's total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. The Portfolios may pledge their assets to secure these borrowings. Additional investments will not be made by a Portfolio while it has any borrowings outstanding.

Bank Obligations (Money Market Portfolio Only). The Money Market Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Bank obligations also include obligations that are uninsured, direct obligations bearing fixed, floating or variable interest rates.

Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and the financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending obligations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

To the extent the investments of the Money Market Portfolio may be concentrated in bank obligations, the Portfolio will have correspondingly greater exposure to these risk factors.

Commercial Paper (Money Market Portfolio Only). The Money Market Portfolio may purchase commercial paper of domestic corporations. Commercial Paper is an unsecured promissory note issued to finance short-term credit needs of a corporation.

Participation Interests (Money Market Portfolio Only). The Money Market Portfolio may purchase from financial institutions participation interests in securities of the type in which the Portfolio may directly invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by Government Securities, or, in the case of unrated participation interests, the Investment Adviser must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

Asset-Backed Securities (Money Market Portfolio Only). The Money Market Portfolio may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.


Investment Restrictions. Each Portfolio is subject to various additional restrictions on its investments. Certain of these restrictions are deemed fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities, as defined in the 1940 Act. See response to Item 12 of Part B. The Trust will provide written notice to investors in a Portfolio of any change in the investment policies or restrictions of that Portfolio at least 30 days prior to implementing the change.

Illiquid Investments. The Money Market Portfolio may invest up to 10% of its net assets in illiquid investments, including repurchase agreements having maturities of more than seven days. The U.S. Government Money Market Portfolio may not purchase any illiquid securities, except that it may invest up to 10% of its net assets in repurchase agreements maturing in more than seven days. Illiquid investments may include restricted securities which are issued in private placement transactions and may not be resold without registration under the 1933 Act or an applicable exemption from such registration. The absence of a trading market for illiquid securities can make it difficult to ascertain a market value for those investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible to sell promptly at an acceptable price. Restricted securities eligible for resale in exempt transactions pursuant to Rule 144A under the 1933 Act will not be considered to be illiquid if the securities have been determined to be liquid by the Investment Adviser pursuant to procedures adopted by the Board of Trustees.

Investment Characteristics. The U.S. Government Money Market Portfolio invests solely in short-term Government Securities, and repurchase agreements collateralized by such securities. The Money Market Portfolio invests in various types of high quality short-term debt obligations. Shares of the Portfolios are not insured or guaranteed by the U.S. government or any government agency. The return on an investment in the Portfolios will increase or decrease in response to changes in short-term market interest rates. The market value of a Portfolio's investments will fluctuate, with investments increasing in value as interest rates fall and decreasing in value as interest rates rise. However, the Portfolios expect to value their investments at amortized cost. As a result, any change in the market value of an investment will not generally be reflected in the value at which a Portfolio carries the investment. Although the Money Market Portfolio limits its purchases of investments to those that satisfy certain credit quality standards, the issuer of an obligation held by the Portfolio could default on its obligation to pay interest or to repay principal. In such event, investors in the Portfolio could suffer a loss.

Virtually all portfolio transactions for the Portfolios will be effected on a principal basis with issuers, underwriters or dealers serving as primary market-makers.


Item 5. Management, Organization, and Capital Structure.


Management. The Board of Trustees of the Trust is responsible for supervising the operations and affairs of the Trust and the Portfolios. The Trust's officers, who are all officers or employees of the Investment Adviser, are responsible for the daily management and administration of the operation of the Portfolios.


Investment Adviser. The Investment Adviser PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is under common ownership with Public Financial Management, Inc. ("Public Financial Management").

In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. The Investment Adviser had more than $24.4 billion in discretionary funds under management as of December 31, 2005.

Subject to overall supervision of the Board of Trustees, the Investment Adviser is responsible for managing the assets of the Portfolios in accordance with their respective investment objectives and policies. The Investment Adviser formulates a continuing investment program and makes all decisions regarding securities to be purchased or sold for each Portfolio. In addition, the Investment Adviser provides all necessary administrative services to the Portfolios, and furnishes, without expense to the Portfolios, the services of its personnel to serve as officers and Trustees of the Trust. The Portfolios each pay the Investment Adviser a monthly fee for these services. For the previous fiscal year, the U.S. Government Money Market Portfolio paid the Investment Advisor a monthly fee which was computed at the annual rate of 0.06% of the U.S. Government Money Market Portfolio's average daily net assets and the Money Market Portfolio paid the Investment adviser a monthly fee which was computed at the annual rate of 0.079% of the Money Market Portfolio's average daily net assets.


On December 17, 2003 the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons", as defined by the Investment Company Act, of the Trust, the Investment Adviser or PFM unanimously approved a new investment advisory agreement (the "The Advisory Agreement") pursuant to which PFM would become the investment adviser of the Portfolio, upon consummation of the asset sale from Cadre Financial Services, Inc. ("Cadre") to PFM. The terms of the Advisory Agreement, including the fees payable by each Portfolio, were the same, in all material respects, as the terms of the investment advisory agreement between the Trust and Cadre. The Advisory Agreement was approved by shareholders of each Portfolio at a meeting held on February 5, 2004.


On February 13, 2004, the Investment Adviser and its wholly-owned subsidiary, PFMAM, Inc. (now known as PFM Fund Distributors, Inc.) (the "Distributor"), purchased the fund management and administration business of Cadre Financial Services, Inc. ("Cadre"), the former investment adviser of the Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of the Fund's shares.

Shareholder Accounting and Custody Services. The Investment Adviser is responsible for maintaining records of the ownership of shares of the Portfolios and for determining the daily net asset values of the Portfolios. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue, Minneapolis, Minnesota 55402, maintains custody of the investments of the Portfolios.

Portfolio Expenses. Each Portfolio pays all of its expenses, including but not limited to: the fees of the Investment Adviser; the fees and expenses of the Trust's Independent Registered Public Accounting Firm, legal counsel and custodian; taxes; brokerage fees and commissions; interest; costs incident to meetings of Trustees and the filing of reports with regulatory bodies and the maintenance of the Trust's legal existence; the fees and expenses of Trustees of the Trust who are not employees of the Investment Advisor or its affiliates; and any extraordinary expenses of a non-recurring nature. General expenses incurred by the Trust which are not allocable to any specific series of the Trust, including certain of the expenses noted above, are allocated to all series of the Trust, including the Portfolios, in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

Capital Structure. The Trust is a diversified, open-end management investment company that was organized as a trust under the laws of the State of Delaware pursuant to a Certificate of Trust dated June 27, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value. The Trust currently has ten authorized series of shares representing interests in its different investment portfolios.

Shares of the Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolios may be made only by other series of the Trust, other registered investment companies and other collective investment vehicles which are authorized under their investment policies and applicable laws and regulations to purchase shares of the Portfolios. Such investors must be "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, shares of the Portfolios.

The Board of Trustees has the power to establish additional series of shares, representing interests in separate investment portfolios and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares of each class and series, including shares of the Portfolios, are issued fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Trust are entitled to vote on the election of Trustees and the ratification of the Trust's Independent Registered Public Accounting Firm when those matters are voted upon at a meeting of shareholders of the Trust. Investors in each Portfolio are entitled to vote, as a separate class, on certain other matters affecting that Portfolio. Each share of a Portfolio is entitled to one vote (or a fractional vote with respect to fractional shares). However, when shares of more than one series vote together on a matter as a separate class, each share of each series will have that number of votes as equals the net asset value of such share. Shares of a Portfolio held by another series of the Trust will not be entitled to vote on matters being voted on by all shareholders of the Trust as a single class (such as the election of Trustees) because the shareholders of the other series will have the right to vote with respect to such matters. All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

Item 6. Shareholder Information

The net income of each Portfolio is determined each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"). This determination is made once each day as of 4:00 p.m. Eastern time, except on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. All the net income of each Portfolio is allocated pro rata and distributed as dividends to investors in the Portfolio at the time of this determination.

For this purpose, the net income of each Portfolio consists of (i) all income accrued, less amortization of any premium, on the Portfolio's assets, less (ii) all actual and accrued expenses of the Portfolio, in each case determined from the time of the immediately preceding net income determination and computed in accordance with generally accepted accounting principles. Interest income includes discount earned (including original issue discount and market discount) on discount paper, accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Portfolio.

Tax Consequences. The assets, income and distributions of the Portfolios will be managed so that an investor in the Portfolio that is subject to taxation under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and invests all of its investable assets in a Portfolio, will be able to meet the requirements of Subchapter M.

The Portfolios have elected to be classified as partnerships for federal income tax purposes and therefore will not be subject to any federal income tax. However, each investor in a Portfolio will be deemed to have received its share (as determined in accordance with the governing instruments of the Trust) of the Portfolio's ordinary income and capital gains in determining its own federal income tax liability, if any. The determination of such share will be made in accordance with the Code.

Purchase of Portfolio Shares. Shares of the Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolios may only be made by other series of the Trust, other registered investment companies and other collective investment vehicles which are authorized under their investment policies and applicable laws and regulations to purchase shares of the Portfolios. Shares may be purchased only by "accredited investors" as defined by Regulation D under the 1933 Act.

No sales load or other charge is imposed in connection with investments in the Portfolios. All investments in a Portfolio are made at the net asset value of per share of that Portfolio next determined after an order to purchase shares is received by the Portfolio. Net asset value is computed as of 4:00 p.m. (Eastern time) on each Business Day, except on days for which the PSA recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. Investments must be made in federal funds (i.e., monies credited to its custodian bank by a Federal Reserve bank).

There are no minimum initial or subsequent investment requirements imposed by the Portfolios. However, each Portfolio reserves the right to reject any purchase order and to modify or suspend the continuous offering of its shares.

Each Portfolio's net asset value per share is determined by subtracting the Portfolio's liabilities (including accrued expenses) from the total value of its investments and other assets and dividing the result by the total number of shares of the Portfolio outstanding. For purposes of calculating net asset value and net asset value per share, each Portfolio's investments are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the investment. Use of this valuation method is designed to permit the Portfolios to maintain stable net assets values per share of $1.00. There can be no assurance, however, that either Portfolio will be able to maintain a stable net asset value per share. The amortized cost method of valuation will not be used to value an investment held by a Portfolio if the Board of Trustees determines that such method does not constitute the "fair value" of such investment.

Redemption of Portfolio Shares. An investor may redeem all or any portion of its shares of a Portfolio at any time at the net asset value per share of the Portfolio next computed after the receipt by the Portfolio of a redemption request in proper form. Redemption proceeds will be paid in federal funds normally on the day the redemption request is received, but in any event within seven days, absent certain unusual circumstances as described below in Item 19 of Part B.

In the event that the Board of Trustees of the Trust determines that it would be detrimental to the best interests of remaining investors of a Portfolio to pay any redemption or redemptions in cash, a redemption payment may be made in whole or in part by a distribution in kind of portfolio securities held by the Portfolio, subject to applicable rules of the Securities and Exchange Commission (the "SEC"). Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued by the Portfolio in computing its net asset value. In the unlikely event that shares of a Portfolio are redeemed in kind, the redeeming investor would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90 day period for any one investor.

Investor Inquiries. Investor inquiries should be directed to the Investment Adviser.

Item 7. Distribution Arrangements.

No sales load or other charge is imposed in connection with investments in the Portfolios. PFM Fund Distributors, Inc., an affiliate of the Investment Adviser, acts as placement agent in connection with the private offering of shares of the Portfolio.


Item 8. Financial Highlights Information.

Not applicable.

PART B

Item 9. Cover Page and Table of Contents

Cover Page. Not applicable.


                                Table of Contents

                                                                            Page

Fund History...................................................................9

Description of the Fund and Investments and Risks..............................9

Management of the Trust.......................................................14

Control Persons and Principal Holders of Securities...........................17

Investment Advisory and Other Services........................................18

Brokerage Allocation and Other Practices......................................20

Capital Stock and Other Securities............................................21

Purchase, Redemption and Pricing of Shares....................................21

Taxation of the Fund..........................................................23

Underwriters..................................................................24

Calculation of Performance Data...............................................25

Financial Statements..........................................................25


Item 10. Fund History

The Trust is a Delaware business trust that was organized on June 27, 1995 as Ambac Treasurers Trust. On June 10, 1997, the Trust changed its name to Cadre Institutional Investors Trust.

Item 11. Description of the Fund and Investments and Risks.

The Trust is a diversified, open-end, management investment company. The investment objective of each Portfolio is high current income, consistent with preservation of capital and maintenance of liquidity. This section provides additional information regarding the types of investments that may be made by the Portfolios and the investment practices in which each Portfolio may engage.

Bank Obligations (Money Market Portfolio Only). Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Money Market Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

Government, Treasury and Agency Securities. Each Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.

These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in Part A, Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by a Portfolio may include variable and floating rate securities, which are described in Part A.

Repurchase Agreements. As discussed in Part A, the Portfolios may enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by a Portfolio, involves the acquisition by the Portfolio of a security from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Portfolio through repurchase agreements are not subject to any limitation as to maturity. A Portfolio may enter into repurchase agreements maturing in more than seven days. However, a Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would be invested in (i) repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less, and (ii) in the case of the Money Market Portfolio, which may purchase illiquid investments, other illiquid investments.

Because repurchase agreements involve certain risks not associated with direct investment in securities, the Trust follows procedures designed to minimize these risks. These procedures include requirements that the Investment Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees of the Trust. In addition, the collateral underlying a repurchase agreement is required to be held by the Trust's custodian (or a subcustodian) in a segregated account on behalf of the respective Portfolio. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the collateral. However, the exercise of the Trust's right to liquidate collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Portfolio will suffer a loss.

When-Issued and Delayed Delivery Securities. As noted in Part A, the Portfolios may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when a Portfolio purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for the Portfolio an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When a Portfolio enters into purchase transactions of this type, the Trust's custodian maintains, in a segregated account for the Portfolio, cash and debt obligations held by the Portfolio and having a value equal to or greater than the Portfolio's purchase commitments. When a Portfolio has sold a security on a when-issued or delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When a Portfolio enters into a sales transaction of this type, the Trust's custodian segregates the securities sold on a delayed delivery basis to cover the Portfolio's settlement obligations.

Asset-Backed Commercial Paper (Money Market Portfolio Only). Asset-backed commercial paper may be purchased by the Money Market Portfolio. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment of the receivable constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.

Investment Characteristics. In managing each Portfolio, the Investment Adviser attempts to balance the Portfolio's goal of seeking high income with its goal of seeking to preserve capital. For this reason, a Portfolio does not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by a Portfolio and a Portfolio's average portfolio maturity will vary from time to time as the Investment Adviser deems consistent with the Portfolio's investment objective and the Investment Adviser's assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.

When market rates of interest increase, the market value of debt obligations held by a Portfolio will decline. Conversely, when market rates of interest decrease, the market value of obligations held by a Portfolio will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the daily amount of a Portfolio's net income and, in extreme cases, changes in interest rates could cause the net asset value per share of a Portfolio to decline. In the event of unusually large redemption demands, securities may have to be sold by a Portfolio at a loss prior to maturity or a Portfolio may have to borrow money and incur interest expense. The Investment Adviser seeks to manage investment risk by purchasing and selling investments for the Portfolios consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that a Portfolio will achieve its investment objective.

Investment Ratings (Money Market Portfolio Only). Corporate obligations purchased by the Money Market Portfolio must at the time of purchase meet certain ratings requirements, as described in Part A. The commercial paper, bond and other short- and long-term rating categories that satisfy these ratings requirements which have been established by S&P, Moody's and Fitch, are as follows:

Commercial Paper and Short-Term Ratings:

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

The rating Fitch-1+ (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment.

Investment Restrictions. Each Portfolio is subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of that Portfolio's outstanding voting securities. A "majority of the outstanding voting securities" of a Portfolio for this purpose means the lesser of (i) 67% of the shares of the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. As fundamental investment restrictions, a Portfolio may not:

      (1) Purchase a security, other than a Government Security, if as a result of such purchase, more than 5% of the value of the Portfolio's assets would be invested in the securities of any one issuer, or the Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)

      (2) Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers engaged in any one industry; except that the Money Market Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks (and of U.S. branches of foreign banks, but only if the Money Market Portfolio is permitted by its then current investment policies to purchase obligations of U.S. branches of foreign banks). The types of bank obligations in which the Money Market Portfolio may invest include certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks that are uninsured, direct obligations bearing fixed, floating or variable interest rates. The particular bank obligations in which the Money Market Portfolio invests will be determined by the Investment Adviser based upon available yields and the credit-worthiness of the issuing bank.

      (3) Issue senior securities as defined by the 1940 Act or borrow money, except that the Portfolio may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of its total assets (calculated at the time of the borrowing). A Portfolio may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Portfolio from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

      (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Portfolio, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein.

      (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed to be an underwriter under the 1933 Act.

      (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements and through loans of portfolio securities in an amount not to exceed 33 1/3% of the value of the Portfolio's total assets.

      (7) Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

      (8) Pledge, hypothecate, mortgage or otherwise encumber the Portfolio's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

Each Portfolio has the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of investors. Under these restrictions, a Portfolio may not:

      (1) Make investments for the purpose of exercising control or management of another company.

      (2) Participate on a joint or joint and several basis in any trading account in securities.

      (3) With respect to the U.S. Government Money Market Portfolio, purchase any illiquid securities, except that the Portfolio may invest in repurchase agreements maturing in more than seven days provided that the Portfolio may not enter into such a repurchase agreement if more than 10% of the value of the Portfolio's net assets would, as a result, be invested in repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less.

      (4) With respect to the Money Market Portfolio, purchase any illiquid securities, including repurchase agreements maturing in more than seven days, if as a result more than 10% of the value of the Portfolio's net assets would be invested in illiquid securities and such repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less.

      (5) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

      (6) Invest in warrants or rights.

      (7) Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

      Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth above and elsewhere in Part B, and those set forth in Part A, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Portfolio.


Item 12. Management of the Trust.


The Board of Trustees of the Trust has the overall responsibility for monitoring the operations of the Trust and the Portfolios and supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Portfolios.

      Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.


                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Michael P. Flanagan              State Superintendent of Education, State         Michigan Virtual University, Early
Chairman (2002) & Trustee        of Michigan, 2005 to present; Executive          Childhood Investment Corporation
(2000)                           Director, Michigan Association of School
Birthdate: 8/19/49               Administrators, 2001 to 2005; County
                                 Superintendent, Wayne Regional Educational
                                 Service Agency, 1994 to 2000;
                                 (7)

Harvey A. Fein                   Vice President, Internal Audit, Molina           None
Trustee (1997)                   Healthcare;
Birthdate: 8/25/46               (7)

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with        Years; (Number of Portfolios in Fund Complex
Fund, (Served Since), Birthdate  Overseen by Officer)                             Other Directorships Held

C. Roderick O'Neil               Chairman, O'Neil Associates, 1987 to present;    MDT Funds; Bushnell Memorial Hall;
Trustee (1997)                   (7)                                              Hartford Foundation for Public
Birthdate: 1/26/31                                                                Giving; Riverfront Recapture, Inc.

Brian M. Marcel                  Assistant Superintendent Business Services,      Michigan Liquid Asset Fund Plus
Trustee (2004)                   Washtenaw Intermediate School District, 1994 to
Birthdate: 6/15/62               present;
                                 (7)

Jack G. Williams, Jr.            Mortgage Banker, Great Northern Financial, 2002  Cambridge-Isanti ISD911; Oak Land
Trustee (2004)                   to present; Realtor, Century 21 - Moline, 2001   Vocational Coop; Minnesota School
Birthdate: 3/12/52               to present; Consultative Administrator, Mission  Boards Association; Minnesota
                                 Nursing Home, 2001 to 2002; Administrator, Elim  School District Liquid Asset Fund
                                 Home - Milaca, 1996 to 2001;                     Plus; Grandview Christian Ministries
                                 (7)
---------------------------------------------------------------------------------------------------------------------
OFFICERS
Martin P. Margolis               President, PFM Asset Management, 2001 to         Commonwealth Cash Reserve Fund,
President (2004)                 present; Managing Director, Public Financial     Inc.
Birthdate: 7/22/44               Management, Inc., 1986 to present;
                                 (7)

Debra J. Goodnight               Secretary, PFM Asset Management LLC,  2001 to    None
Treasurer and Chief Compliance   present; Managing Director, Public Financial
Officer (2004)                   Management, Inc., 1991 to present;
Birthdate: 4/3/55                (7)

Timothy P. Sullivan              Managing Director, PFM Asset Management LLC,     None
Secretary (2004)                 2004 to present; First Vice President, Cadre
Birthdate: 5/29/69               Financial Services, Inc., 1986 to 2004;
                                 (7)

Carolyn Osiecki                  Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2003)       Management LLC, 2004 to present; Assistant
Birthdate: 4/29/64               Vice President, Senior Accountant, Cadre
                                 Financial Services, Inc., 1995 to 2004;
                                 (7)

Daniel R. Hess                   Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2004)       Management LLC, 2001 to present; Senior
Birthdate: 10/18/74              Auditor, PricewaterhouseCoopers LLP, 1998 to
                                 2001;
                                 (7)

Jennifer L. Scheffel, Esq.       Senior Managing Consultant, PFM Asset            None
Assistant Secretary (2004)       Management LLC, 2004 to present; Assistant
Birthdate: 11/6/72               Vice President, Ambac Financial Group, Inc.,
                                 2004; Assistant Vice President, Chief
                                 Compliance Officer, Cadre Financial Services,
                                 Inc., 2002 to 2004; PlusFunds Group, Inc.,
                                 2001 to 2002; Cozen & O'Conner, 2000 to 2001;
                                 (7)
---------------------------------------------------------------------------------------------------------------------

Except as otherwise indicated above, the address of each Trustee and officer of the Trust is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11779.


Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,500. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee also receives an annual retainer of $2,000 and the Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. The Audit Committee is comprised of Harvey A. Fein, Brian M. Marcel and C. Roderick O'Neil. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The function of the Audit Committee is to recommend to the Board of Trustees' independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held three meetings during the fiscal year ended September 30, 2005. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating and Governance Committee is comprised of C. Roderick O'Neil, Chairman, Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee held one meeting during the fiscal year ended September 30, 2005.

Officers of the Trust receive no compensation from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned no outstanding shares of the Trust and the Fund.


The following table sets forth certain information regarding the compensation received by the Trustees of the Trust for the fiscal year ended September 30, 2005.

                               COMPENSATION TABLE

                                               Pension or            Total
                          Aggregate       Retirement Benefits    Compensation
                        Compensation        Accrued as Part     from Trust Paid
ame of Person            from Trust         of Fund Expenses      to Trustee
                         ----------         ----------------      ----------
Harvey A. Fein*             $     0             $     0            $     0
Michael P. Flanagan         $12,250             $     0            $12,250
Brian M. Marcel             $ 4,750             $     0            $ 4,750
C. Roderick O'Neil          $ 9,500             $     0            $ 9,500
Jack G. Williams, Jr        $ 2,000             $     0            $ 2,000

* Although no compensation has been paid to Mr. Fein for the period ended 9/30/05, going forward Mr. Fein has requested that in lieu of making payment to him of compensation due for his service as a Trustee, the amount due be donated to a designated charity.

Item 13. Control Persons and Principal Holders of Securities.

As of December 31, 2005, the Michigan School District Liquid Asset Fund Plus and the Minnesota School District Liquid Asset Fund Plus may be deemed to control the Cadre Institutional Investors Trust - Money Market Portfolio by virtue of owning more than 25% of the outstanding shares of the Portfolio. The Michigan School District Liquid Asset Fund Plus currently holds 36% and the Minnesota School District Liquid Asset Fund Plus currently holds 51% of the outstanding shares of the Money Market Portfolio. These control relationships will continue to exist until such time as the above-described share ownerships represents 25% or less of the outstanding shares of the Portfolio. Through the exercise of voting rights with respect to shares of the Portfolio, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. The address of Michigan School District Liquid Asset Fund Plus is c/o Michigan Association of School Boards, 1001 Centennial Way, Suite 400, Lansing, MI 48933. The address of Minnesota School District Liquid Asset Fund Plus is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11779.

As of December 31, 2005, the Cadre Reserve Fund - U.S. Government Series may be deemed to control the Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio by virtue of owning more than 25% of the outstanding shares of the Portfolio. The Cadre Reserve Fund - U.S. Government Series currently holds 56% of the outstanding shares of the U.S. Government Money Market Portfolio. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Portfolio. Through the exercise of voting rights with respect to shares of the Portfolio, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. The address of Cadre Reserve Fund - U.S. Government is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11779.

As of December 31, 2005, the following entities owned of record 5% or more of the outstanding shares of Cadre Institutional Investors Trust - Money Market
Portfolio:

      Minnesota School District                                        51%
      Liquid Asset Fund Plus
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, NY 11779

      Michigan School District                                         36%
      Liquid Asset Fund Plus
      c/o Michigan Association of School Boards
      1001 Centennial Way
      Suite 400
      Lansing, Michigan 48933

      Cadre Reserve Fund -                                              9%
      Money Market Series
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, NY 11779

As of December 31, 2005, the following entities owned of record 5% or more of the outstanding shares of the Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio:

      Cadre Reserve Fund -                                             56%
      U.S. Government Money Market Series
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, NY 11779

      Illinois Institutional Investors Trust                           24%
      Airport Corporate Center
      One Corporate Drive, Suite 101
      Bohemia, NY 11779

      Illinois Park District Liquid Asset Fund Plus                    20%
      c/o Illinois Association of Park Districts
      211 East Monroe Street
      Springfield, Illinois 62701

Item 14. Investment Advisory and Other Services.

PFM Asset Management LLC ("PFM Asset Management"), a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is under common ownership with Public Financial Management, Inc. ("Public Financial Management").

In the aggregate, PFM Asset Management and Public Financial Management have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. PFM Asset Management had more than $22.5 billion in discretionary funds under management as of November 31, 2005.


Investment Advisory Agreement. Pursuant to an investment advisory agreement with the Trust dated February 13, 2004 (the "Advisory Agreement"), the Investment Adviser manages the investment of the assets of the Portfolios, and places orders for the purchase and sale of investments for the Portfolios. The Investment Adviser also provides or furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Advisory Agreement. In addition, the Investment Adviser provides all necessary administrative services to the Portfolios, and pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment Adviser, the Advisory Agreement provides for the payment by each Portfolio of a monthly fee to the Investment Adviser, which fee is calculated daily and computed at the annual rate of 0.06% of the daily net assets of the Government Money Market Portfolio and at the following annual rates of the daily net assets of the Money Market Portfolio:

      0.08% on the first $1.5 billion of average daily net asset 0.075% on the next $500 million of average daily net assets 0.07% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.06% on the average daily net assets in excess of $3 billion.

The Advisory Agreement requires that the Investment Adviser use its best efforts in supervising and managing the investment activities of the Portfolios and in providing services, and provides that the Adviser shall not be liable to the Trust, the Portfolios or shareholders for any error in investment judgment, or in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations hereunder, for any mistake of law or for any act or omission by the Adviser. The Advisory Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.

The Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of the Investment Adviser, for an initial term expiring February 14, 2006 at a meeting held in person on December 17, 2003. The Advisory Agreement was also approved by the shareholders of each Portfolio, on February 5, 2004. The Agreement may be continued in effect from year to year after its initial term upon the approval of the holders of shares of each Portfolio or the approval of the Board of Trustees. In seeking such approval by the holders of shares of each Portfolio, each of the Funds will seek instructions from its shareholders as to how that Fund's shares of the applicable Portfolio will be voted and will vote its shares of that Portfolio in accordance with those instructions. Similar instructions will also be sought by any other series of the Trust and by each other registered investment company that may invest its assets in a Portfolio. In the case of certain other investment funds that invest in a Portfolio, such funds may vote their shares of that Portfolio either in accordance with the same procedures or in the same proportion as the shares of other holders of shares of such Portfolio are voted. Each annual continuance of the Advisory Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of a Portfolio, or by the Investment Adviser. The Advisory Agreement provides for its automatic termination in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

In approving the Advisory Agreement, the Board of Trustees, including a majority of the Independent Trustees, met in person with representatives of the Investment Adviser to consider the Advisory Agreement in respect of each Portfolio. In advance of the meeting, the Investment Adviser had furnished the Trustees with information about the Investment Adviser and its affiliates and other information relevant to the Board of Trustees' consideration. The Independent Trustees were assisted in their review of this information by their independent legal counsel. In making its decision to approve the proposed advisory agreement, the Board of Trustees considered: (i) that the Advisory Agreement was substantially identical, in all material respects, to the then-existing advisory agreement with Cadre, the previous investment adviser to each of the Portfolios, and that the advisory fee rate under the Advisory Agreement would be the same as that under the then-existing advisory agreement; and (ii) the qualifications of Investment Adviser, including its ability to provide services under the Advisory Agreement of at least the same level, scope and quality as currently being provided under the Existing Advisory Agreement.

The Board of Trustees also considered, in particular: (i) the investment performance achieved by the Investment Adviser in managing similar investment vehicles; (ii) the resources of the Investment Adviser devoted to the investment advisory process and its investment strategies, policies and credit evaluation procedures; (iii) the specific terms of the Advisory Agreement; (iv) comparative fees of another registered investment company and other funds advised by the Investment Adviser; (v) possible alternatives to approval of the Advisory Agreement; (vi) the nature, quality and scope of the operations and services provided by Cadre to each Portfolio to date, and whether it is likely that the Investment Adviser would provide that level of services following the Transaction; (vii) the anticipated benefits to the Investment Adviser from its relationship with the Trust; and (viii) the overall experience and reputation of the Investment Adviser, including its affiliates, and the likelihood of its continued financial stability.

The Trust has acknowledged that the name "Cadre" is a property right of the Investment Adviser and has agreed that the Investment Adviser and its affiliated companies may use and permit others to use that name. If the Agreement is terminated, the Trust may be required to cease using the name Cadre as part of its name or the name of any series of the Trust unless otherwise permitted by the Investment Adviser or any successor to its interest in such name.

Custodian. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as custodian of the Trust's assets and maintains custody of each Portfolio's cash and investments. Cash held by the custodian, which may be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently $100,000).


Independent Registered Public Accounting Firm. Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street , Philadelphia, Pennsylvania, 19103, are Independent Registered Public Accounting Firm of the Trust. The Independent Registered Public Accounting Firm are responsible for auditing the financial statements of each Portfolio. The selection of Independent Registered Public Accounting Firm is approved annually by the Board of Trustees.

Item 15. Portfolio Managers

Not Applicable

Item 16. Brokerage Allocation and Other Practices.


Subject to the general supervision of the Board of Trustees of the Trust, the Investment Adviser is responsible for decisions to buy and sell securities for the Portfolios and for the selection of dealers to effect those transactions. Purchases of securities for the Portfolios will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Portfolios do not normally incur brokerage commissions on transactions in the types of securities in which they invest. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession).

In placing orders for the purchase and sale of investments for the Portfolios, the Investment Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to the Trust or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Investment Adviser and its affiliated companies, and may not in all cases benefit the Portfolios. While such services are useful and important in supplementing the Investment Adviser's own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

The Investment Adviser serves as the investment adviser to other clients, including other series of the Trust and other investment funds, and follows a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including a Portfolio, in a particular transaction, but is expected to benefit all clients on a general basis.

The Investment Adviser and its affiliates may invest in the same securities that are purchased for its clients. This at times may adversely affect the prices that can be obtained in transactions for the Portfolios or the availability of securities for purchase by the Portfolios. In the case of simultaneous orders to purchase or sell the same securities being handled by the Investment Adviser and involving a client account and the account of the Investment Adviser or one of its affiliates, client orders will be given preference so that client transactions will not be adversely affected by transactions being placed by the Investment Adviser for its own account or for the accounts of its affiliates. Investments made on behalf of the Investment Adviser or its affiliates are effected in transactions which are separate from any transactions for the accounts of clients in the same securities.


Item 17. Capital Stock and Other Securities.


Interests in each Portfolio are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "fund").

Each share of each fund represents an equal proportionate interest in that fund with each other share of such fund, without any priority or preference over other shares. All consideration received for the sales of a particular fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that fund. As such, the interest of shareholders in each fund are separate and distinct from the interest of shareholders of the other funds, if any, comprising the Trust, and shares of a fund are entitled to dividends and distributions only out of the net income and gains, if any, of that fund as declared by the Board of Trustees. The assets of each fund are segregated on the Trust's books and are charged with the expenses and liabilities of that fund and with a share of the general expenses and liabilities of the Trust not attributable to other funds. The Board of Trustees determines those expenses and liabilities deemed to be general, and these items are allocated among funds in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

Investors in each Portfolio participate pro rata in the distribution of taxable income, loss, gain and credit of that Portfolio. Upon liquidation of a Portfolio, investors in that Portfolio are entitled to share pro rata in the Portfolio's net assets available for distribution to investors.

Under Delaware law, an investor in the Portfolios could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the investor's investment. However, the Trust's Declaration of Trust disclaims liability of such persons and the Trustees and officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of an investor in a Portfolio incurring financial loss on account of being an investor is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Annual meetings of shareholders of the Trust will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.


Item 18. Purchase, Redemption and Pricing of Shares.


Distribution of Shares. Shares of the Portfolios are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. An investment in the Portfolios may be made only by other series of the Trust, other registered investment companies and other collective investment vehicles which are authorized under their investment policies and applicable laws and regulations to purchase shares of the Portfolios. Such investors must be "accredited investors" within the meaning of Regulation D under the 1933 Act.

As described in Item 7 of Part A, shares of the Portfolios are sold, without a sales charge, at the net asset value next computed after receipt of a purchase order by the Portfolio. Net asset value is computed once daily for each Portfolio, on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"), as described below.

Pursuant to a Placement Agency Agreement dated February 13, 2004 (the "Placement Agreement"), PFM Fund Distributors, Inc., a registered broker-dealer and member of the NASD that is a wholly-owned subsidiary of the Investment Adviser, serves as the placement agent for shares of the Portfolios. The Portfolios do not pay any compensation to PFM Fund Distributors, LLC for its services as placement agent.


The Board of Trustees, including a majority of the Independent Trustees, approved the Placement Agreement at a meeting held in person on December 17, 2003. The Placement Agreement is for an original term of two years, and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Placement Agreement may be terminated at any time, without penalty, by either party upon 60 days written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Placement Agreement, PFM Fund Distributors, Inc. is required to bear all costs associated with distribution of shares of the Portfolios. The Trust has agreed to indemnify PFM Fund Distributors to the extent permitted by applicable law against certain liabilities under the 1933 Act.


Redemption of Shares. The proceeds of the redemption of shares of the Portfolios are normally paid as described in the Part A. However, the payment of redemption proceeds may be postponed by a Portfolio for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchangeis closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to determine fairly the value of its net assets, or (d) during any other period when the SEC, by order, so permits for the protection of investors. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.

Computation of Net Asset Value. Part A describes the days on which the net asset values per share of the Portfolios are computed for purposes of purchases and redemptions of shares by investors in the Portfolios, and also sets forth the times as of which such computations are made. Net asset value is computed once daily as of 4:00 p.m. Eastern time on each Business Day, except as described below. The New York Stock Exchange currently observes the following holidays:
New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (fourth Thursday in November); and Christmas Day. The Federal Reserve Bank of New York currently observes all the holidays listed above except Good Friday, and also observes Columbus Day (second Monday in October) and Veterans Day.

Net asset value is computed as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays:
Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays:
Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.

In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by each Portfolio. Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by a Portfolio will generally fluctuate as a result of changes in prevailing interest rate level and other factors.

In order to use the amortized cost method of valuation, a Portfolio is required to maintain a dollar-weighted average maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations. In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Portfolios, as computed for purposes of sales and redemptions of shares, at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share of each Portfolio calculated by using available market quotations for the investments of the Portfolio deviates from the net asset value per share of $1.00 computed by using the amortized cost method to value such investments. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be taken. The Trustees will take such action as they deem appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares of the Portfolio in kind, withholding dividends or the distribution of net income, paying distributions from capital gains, or utilizing a net asset value per share that is based upon available market quotations. Use of amortized cost valuation by the Portfolios is subject to certain additional requirements imposed by SEC rules.


Item 19. Taxation of the Fund.


The Trust is organized as a Delaware business trust. The Portfolios are separate series of the Trust. Under the anticipated method of operation of each Portfolio as a partnership for federal tax purposes, each Portfolio will not be subject to any income tax. However, each investor in a Portfolio that is not a tax-exempt investor will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of that Portfolio's ordinary income and capital gains in determining income tax liability. The determination of such shares will be made in accordance with the Code and regulations promulgated thereunder.

The taxable year-end of each Portfolio is September 30. Although, as described above, the Portfolios will not be subject to federal income tax, the Trust will file appropriate tax returns with respect to the Portfolios.

The Trust believes that, in the case of an investor in a Portfolio that seeks to qualify as a regulated investment company ("RIC") under the Code, the investor should be treated for federal income tax purposes as an owner of an undivided interest in the assets and operations of the Portfolio and, accordingly, should be deemed to own a proportionate share of each of the assets of the Portfolio and should be entitled to treat as earned by it the portion of the Portfolio's gross income attributable to that share. The Trust also believes that each such investor should be deemed to hold its proportionate share of a Portfolio's assets for the period the Portfolio has held the assets or for the period the investor has been a partner in the Portfolio, which ever is shorter. Each investor in a Portfolio should consult its tax advisers regarding whether, in light of its particular tax status and any special tax rules applicable to it, this approach applies to its investment in the Portfolio, or whether the investor has no direct interest in Portfolio assets or operations.

In order to enable an investor in a Portfolio that is otherwise eligible to qualify as a RIC under the Code to so qualify, each Portfolio intends to satisfy the requirements of Subchapter M of the Code relating to the nature of the Portfolio's gross income and the composition (diversification) of the Portfolio's assets as if those requirements were directly applicable to the Portfolio, and to allocate and distribute its net investment income and any net realized capital gains in a manner that will enable an investor in the Portfolio that is a RIC to comply with the qualification requirements imposed by Subchapter M.

Each Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income (including net investment income derived from interest on U.S. Treasury obligations), net realized capital gains, and any other items of income, gain, loss, deduction or credit in a manner intended to comply with the Code and applicable regulations.

To the extent the cash proceeds of any redemption or distribution exceed an investor's adjusted tax basis in shares of a Portfolio, the investor will generally recognize gain for federal income tax purposes. If, upon a complete redemption, the investor's adjusted tax basis in shares of a Portfolio exceeds the proceeds of the redemption, the investor generally will recognize a loss for federal income tax purposes. Such capital gain or loss will be short-term, long-term, or some combination of both, depending upon the timing of the investor's contributions to the applicable Portfolio. An investor's adjusted tax basis in shares of a Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive share of items of realized net income (including income, if any, exempt from federal income tax) and gain, and reduced, but not below zero, by the amounts of its distributive share of items of realized net loss (including certain expenditures, if any, that are not deductible in computing taxable income) and the amounts of any distributions received by the investor.

Portfolio income allocated to investors that is derived from interest on obligations of the U.S. government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Trust will advise investors in the Portfolios of the extent, if any, to which a Portfolio's income consists of such interest. Investors are urged to consult their tax advisers regarding the possible exclusion of such portion of the income allocated to them by a Portfolio for state and local income tax purposes.

The above discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, or the state, local or non-U.S. tax laws that may be applicable to certain investors. Investors should consult their own tax advisers with respect to the special tax rules that may apply to their particular situations, as well as the state, local or foreign tax consequences of them investing in a Portfolio.


Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" for a Portfolio and/or an investor based upon any of several indicia, including the recognition of a loss in excess of certain thresholds. In addition, the Investment Adviser and other material advisors to a Portfolio may each be required to maintain for a specified period of time a list containing certain information regarding the "reportable transactions" of such Portfolio and the Portfolio's investors, and the Internal Revenue Service could inspect such lists upon request. Investors should consult their own tax advisors concerning any possible disclosure obligation with respect to their investment in a Portfolio.

Item 20. Underwriters.


PFM Fund Distributors, LLC acts as the placement agent for shares of the Portfolios. See Item 17.

Item 21. Calculation of Performance Data.


Not applicable.


Item 22. Financial Statements.


The audited financial statements of the Portfolios for the fiscal year ended September 30, 2005 are contained in the Annual Reports of the Funds for the fiscal year ended September 30, 2005 and such Annual Reports are incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits.

Exhibit
Number      Description
------      -----------

23(a)1 Amended and Restated Declaration of Trust, dated June 17, 1998, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(a)2 Certificate of Designation, dated June 17, 1998, establishing additional series of Registrant, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(a)3 Certificate of Designation, dated December 16, 1998, changing the names of certain series and establishing an additional series of Registrant, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(a)4 Certificate of Designation, dated March 10, 1999, changing the names of certain series, previously filed as Exhibit 23(a) 4 to Post-Effective Amendment No.7 on February 28, 2000.

23(a)5 Certificate of Designation, dated May 17, 2001, establishing additional series of Registrant, previously filed as an exhibit to Post-Effective Amendment No. 10, January 31, 2001.


23(b) By-Laws of Registrant, as amended and restated through November 17, 2005, filed herewith.


23(c) Instruments defining rights of holders of the securities being offered, previously filed as Exhibit 4 to Post-Effective Amendment No. 2, February 28, 1997.


23(d) Investment Advisory Agreement between Registrant and PFM Asset Management LLC, dated February 13, 2004, previously filed as an exhibit to Post-Effective Amendment No. 13, January 31, 2005.

23(e)1 Distribution Agreement between Registrant and PFMAM, Inc. (now known as PFM Fund Distributors, Inc.), dated February 13, 2004, previously filed as an exhibit to Post-Effective Amendment No. 13, January 31, 2005.

23(e)2 Placement Agency Agreement between Registrant and PFMAM, Inc. (now known as PFM Fund Distributors, Inc.), dated February 13, 2004, previously filed as an exhibit to Post-Effective Amendment No. 13, January 31, 2005.


23(f)       Not Applicable.

23(g)1 Custodian Agreement between Registrant and U.S. Bank, N.A., dated December 18, 2002, previously filed as an Exhibit to Post-Effective Amendment No. 11, January 29, 2003.


23(h)1 Administration Agreement between Registrant and PFM Asset Management LLC, dated February 13, 2004, previously filed as an exhibit to Post-Effective Amendment No. 13, January 31, 2005.

23(h)2 Transfer Agent Agreement between Registrant and PFM Asset Management LLC, February 13, 2004, previously filed as an exhibit to Post-Effective Amendment No. 13, January 31, 2005.


23(h)3 Form of Feeder Agreement between Registrant, Ambac Securities, Inc. and Investment Entities, previously filed as an Exhibit to Post-Effective Amendment No. 11, January 29, 2003.

23(i)       Not Applicable.


23(j) Consent of Independent Registered Public Accounting Firm, filed herewith.


23(k)       Not Applicable.


23(l) Agreement Regarding Initial Capital, previously filed as an exhibit to Post-Effective Amendment No. 2, February 28, 1997.

23(m)2 Amended Plan of Distribution pursuant to Rule 12b-1 for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund, dated February 13, 2004, previously filed as an exhibit to Post-Effective Amendment No. 13, January 13, 2005.


23(n)       Not applicable.

23(o)       Not applicable.

23(p)       Not applicable because Registrant is a Money Market Fund.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

None.

ITEM 25. Indemnification.


As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant. Pursuant to Section 1.10 of each Distribution Agreement, PFMAM, Inc. as principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Sections 1.10 of the Distribution Agreements are hereby incorporated by reference in their entirety.


Registrant intends to maintain an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of Registrant and a principal underwriters pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and a principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or a principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

ITEM 26. Business and Other Connections of Investment Adviser.

See "Management of the Trust" in the Prospectuses constituting Part A of this Registration Statement and "Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of this Registration Statement.


Reference is made to the Form ADV (File No. 801-60449) and Schedules thereto on file with the Securities and Exchange Commission (the "SEC") of PFM Asset Management LLC, for a description of the names and employments of the directors, officers and partners of PFM Asset Management LLC, and other required information.


ITEM 27. Principal Underwriters.


(a) PFM Fund Distributors, Inc. is registered with SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. PFM Fund Distributors, Inc. is a wholly-owned subsidiary of PFM Asset Management LLC.


(b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFM Fund Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFM Fund Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-53496).


(c) PFM Fund Distributors, Inc. does not receive compensation for its services as principal underwriter, but may receive compensation under certain Distribution Plans of Registrant (which are applicable to certain series of Registrant).


ITEM 28. Location of Accounts and Records.


All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of PFM Asset Management LLC, located at Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11779 and One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.


ITEM 29. Management Services.

Not Applicable.

ITEM 30. Undertakings.

(a) Not Applicable.

(b) Not Applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Cadre Institutional Investors Trust, certifies that it meets the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Suffolk, and State of New York, on the 31st day of January, 2006.

                                     Cadre Institutional Investors Trust

                                     By: /s/ Marty Margolis
                                         --------------------------------
                                             Marty Margolis
                                             President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                    Title                  Date
---------                                    -----                  ----



/s/ Michael P. Flanagan*
---------------------------------
Michael P. Flanagan                      Chair, Trustee         January 31, 2006


/s/ Harvey A. Fein*
---------------------------------
Harvey A. Fein                              Trustee             January 31,2006


/s/ Brian Marcel*
---------------------------------
Brian Marcel                                Trustee             January 31, 2006


/s/ C. Roderick O'Neil*
---------------------------------
C. Roderick O' Neil                         Trustee             January 31, 2006


/s/ Jack Williams, Jr.*
---------------------------------
Jack Williams, Jr.                          Trustee             January 31, 2006


/s/ Marty Margolis                         President
---------------------------------     (Principal Executive      January 31, 2006
Marty Margolis                              Officer)


/s/ Debbie Goodnight                       Treasurer
---------------------------------   (Principal Financial and    January 31, 2006
Debbie Goodnight                      Accounting Officer)


* /s/ Jennifer L. Scheffel, Esq.
  ---------------------------------
  Jennifer L. Scheffel, Esq.
  Attorney-in-Fact

                                INDEX TO EXHIBITS


23(j) Consents of Independent Registered Public Accounting Firms.

23(b) Amended and Restated By-Laws of the Registrant, dated November 17, 2005.